UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 100.2%
Certificates of Deposit — 22.5%
ABN AMRO Bank NV Chicago 3.02% due 05/13/08	$250,000	$250,000
American Express Centurion Bank 4.33% due 04/08/08	200,000	200,000
Bank of Ireland 3.09% due 05/05/08	250,000	250,000
Bank of New York 3.13% due 05/02/08(1)	325,000	325,010
BNP Paribas New York Branch 2.40% due 06/19/08	125,000	125,000
BNP Paribas New York Branch 2.65% due 09/12/08	250,000	250,000
Canadian Imperial Bank 5.07% due 04/02/08	250,000	250,000
Credit Suisse New York Branch 5.32% due 05/27/08	250,000	250,000
Credit Suisse New York Branch 5.37% due 06/04/08	100,000	100,000
Deutsche Bank AG New York 5.03% due 04/10/08	200,000	200,000
HSBC Bank USA 4.23% due 04/10/08	200,000	200,001
Lloyds TSB Bank PLC 2.60% due 09/17/08	250,000	250,000
Marshall & Ilsley Bank 2.94% due 05/09/08	250,000	250,000
Societe Generale 3.18% due 05/07/08	250,000	250,000

Total Certificates of Deposit
(amortized cost $3,150,011)		3,150,011

Commercial Paper — 49.5%
Apreco LLC 2.80% due 04/04/08*	275,000	274,936
AstraZeneca PLC 3.55% due 07/14/08*	250,000	247,436
CAFCO LLC 3.15% due 05/06/08*	250,000	249,234
Cargill, Inc. 2.90% due 05/30/08*	300,000	298,550
Chariot Funding LLC 2.53% due 04/07/08*	250,000	249,877
Ciesco LLC 2.71% due 05/02/08*	250,000	249,397
CRC Funding LLC 2.72% due 04/24/08*	250,000	249,566
Danske Corp. 2.70% due 04/01/08*	400,000	400,000
Edison Asset Securitization LLC 2.40% due 05/06/08*	250,000	249,400
Eureka Securitization Inc. 3.00% due 04/01/08*	275,000	275,000
Falcon Asset Securitization Co. LLC 2.95% due 04/15/08*	250,000	249,713
General Electric Capital Corp. 3.00% due 04/24/08	400,000	399,233
JP Morgan Chase & Co. 3.00% due 04/28/08	250,000	249,437
Jupiter Securitization Co., LLC 3.10% due 04/07/08*	250,000	249,871
Morgan Stanley 3.07% due 06/16/08	250,000	248,380
National Rural Utilities Corp. 2.89% due 04/07/08	240,000	239,884
Nestle Capital Corp. 2.23% due 06/13/08*	400,000	398,191
New York Life Capital Corp. 2.20% due 05/02/08	400,000	399,218
Park Avenue Receivables Corp. 3.13% due 04/07/08*	250,000	249,870
Pfizer, Inc. 4.31% due 05/15/08*	250,000	248,653
Prudential Fundling LLC 2.85% due 04/17/08	400,000	399,493
Toyota Motor Credit Corp. 1.95% due 06/16/08	300,000	298,765
UBS Finance Delaware LLC 2.80% due 04/15/08	285,000	284,668
Yorktown Capital LLC 2.95% due 04/17/08*	250,000	249,672

Total Commercial Paper
(amortized cost $6,908,444)		6,908,444

Medium Term Notes — 2.7%
American Honda Finance Corp. 3.17% due 05/12/08* (1)	250,000	250,022
Berkshire Hathaway Finance Corp., Company Guar. Notes 3.13% due 05/16/08 (1)	125,000	125,015

Total Medium Term Notes
(amortized cost $375,037)		375,037

U.S. Government Agencies — 25.5%
Federal Farm Credit Bank, Disc. Notes 1.70% due 04/17/08	482,000	481,614
Federal Home Loan Bank, Disc. Notes 2.15% due 05/14/08	375,000	374,015
Federal Home Loan Mtg. Assoc., Disc. Notes
1.98% due 04/14/08	315,000	314,757
2.02% due 09/02/08	500,000	495,658
2.49% due 07/11/08	300,000	297,887
3.39% due 05/30/08	200,000	198,869
3.88% due 06/15/08	400,000	400,310
Federal National Mtg Assoc., Disc. Notes
2.14% due 05/07/08	400,000	399,120
2.46% due 08/06/08	400,000	396,501
3.25% due 07/16/08	100,000	99,008
3.40% due 06/12/08	100,000	99,310

Total U.S. Government Agencies
(amortized cost $3,557,049)		3,557,049

Total Short-Term Investment Securities — 100.2%
(amortized cost $13,990,541)	.	13,990,541

TOTAL INVESTMENTS —
(amortized cost $13,990,541) (2)	100.2%	13,990,541
Liabilities in excess of other assets	(0.2)	(28,710)

NET ASSETS	100.0%	$13,961,831

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $4,639,388 representing 33.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(2)	See Note 3 for cost of investments on a tax basis.

Industry Allocation
U.S. Government Agencies	25.5%
Special Purpose Entity	17.5
Commercial Banks	17.0
Finance-Other Services	7.3
Insurance	6.5
Money Center Banks	6.2
Diversified Financial Services	4.2
Finance-Auto Loans	3.9
Finance-Investment Banker/Broker	3.6
Medical — Drugs	3.6
Food-Miscellaneous / Diversified	2.8
Agricultural Operations	2.1

100.2%

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT & QUALITY BOND PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

		Market
	Principal	Value
Security Description	Amount	(Note 1)

ASSET BACKED SECURITIES — 15.3%
Diversified Financial Services — 15.3%
Advanta Business Card Master Trust, Series 2006-A7, Class A7 2.56% due 10/20/12(1)	$3,405,000	$3,355,003
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/17(2)	5,015,000	4,874,027
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(2)(3)	7,000,000	7,072,213
Bear Stearns Adjustable Rate Mtg. Trust, Series 2005-3, Class 2A1 5.07% due 06/25/35(3)(4)	3,069,347	2,924,706
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class AM 5.24% due 12/01/38(2)	1,465,000	1,249,067
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T12, Class A4 4.68% due 08/13/39(2)	5,000,000	4,843,596
Bear Stearns Commercial Mtg. Securities, Inc., Series 2003-T10, Class A2 4.74% due 03/13/40(2)	5,000,000	4,767,099
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PWR9, Class A4A 4.87% due 09/11/42(2)	2,470,000	2,404,416
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11, Class A4 5.46% due 03/11/39(2)(3)	3,870,000	3,846,265
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(2)	4,745,000	4,696,936
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(2)	5,000,000	4,922,739
BMW Vehicle Lease Trust, Series 2007-1, Class A2A 4.64% due 11/16/09	5,585,000	5,636,380
Carmax Auto Owner Trust, Series 2006-2, Class A4 5.14% due 11/15/11	2,235,000	2,276,001
Citibank Credit Card Issuance Trust, Series 2007, Class A8 5.70% due 09/20/19	4,975,000	5,099,326
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(3)	4,700,000	4,691,671
Commercial Mtg. Pass Through Certs., Series 2005-C6, Class A5A 5.12% due 06/10/44(2)(3)	4,650,000	4,597,072
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(2)(3)	9,500,000	9,613,398
Connecticut RRB Special Purpose Trust, CL&P-1 A5 Series 2001-1, Class A5 6.21% due 12/30/11	3,000,000	3,149,068
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-22, Class 2A1 5.26% due 11/25/35(1)(4)	935,967	784,645
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(2)	2,695,000	2,647,732
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.61% due 12/15/15(2)(3)	4,200,000	4,185,756
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class A5 3.94% due 05/15/38(2)	5,000,000	4,588,889
Daimler Chrysler Auto Trust, Series 2006-D, Class A3 4.98% due 02/08/11	1,385,000	1,398,572
Ford Credit Auto Owner Trust, Series 2005-B, Class A4 4.29% due 01/15/10	1,220,709	1,221,867
Ford Credit Auto Owner Trust, Series 2006-B, Class A3 5.26% due 10/15/10	5,150,000	5,206,277
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(2)(3)	4,650,000	4,622,461
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 01/10/17(2)	2,005,000	1,952,525
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(3)	4,500,000	4,486,999
GSR Mtg. Loan Trust, Series 2006-AR1, Class 3A1 5.40% due 01/25/36(1)(4)	2,954,236	2,749,155
Harley-Davidson Motorcycle Trust, Series 2006-3, Class A4 5.22% due 06/15/13	3,000,000	3,082,198
Household Automotive Trust, Series 2006-3, Class A3 5.28% due 09/19/11	3,174,607	3,216,024
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP4, Class A4 4.92% due 10/15/42(2)(3)	4,500,000	4,393,330
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A4 5.33% due 12/15/44(2)(3)	2,930,000	2,874,263

JP Morgan Mtg. Trust, Series 2005-A7, Class 1A4 5.00% due 10/25/35(3)(4)	4,148,534	4,088,607
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(2)(3)	4,700,000	4,659,158
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	5,000,000	4,855,736
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A4 4.95% due 09/15/40(2)	4,700,000	4,611,924
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A 5.36% due 10/20/28*	628,204	657,937
MBNA Credit Card Master Note Trust, Series 2003-A11, Class A11 3.65% due 03/15/11	2,335,000	2,339,723
MBNA Credit Card Master Note Trust, Series 2005-A6, Class A6 4.50% due 01/15/13	3,185,000	3,242,275
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)(3)	4,700,000	4,625,583
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A 5.23% due 09/15/42(2)(3)	4,455,000	4,434,174
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)(3)	2,215,000	2,147,815
Morgan Stanley Capital I, Series 2007-T25, Class A3 5.51% due 11/12/49(2)(3)	5,000,000	4,894,562
Nissan Auto Lease Trust, Series 2006-A, Class A3 5.11% due 03/15/10	3,000,000	3,036,816
Residential Accredit Loans, Inc., Series 2005-QA2, Class NB2 5.23% due 02/25/35(3)(4)	2,629,078	2,157,753
Susquehanna Auto Lease Trust, Series 2006-1, Class A3 5.21% due 03/16/09*	1,566,044	1,571,884
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	5,415,000	5,423,228
Wachovia Bank Commercial Mtg. Trust, Series 2005-C20, Class A7 5.12% due 07/15/42(2)(3)	4,650,000	4,594,973
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(1)(4)	2,351,614	2,317,602
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR5, Class 2A1 5.54% due 04/25/36(1)(4)	3,454,377	3,186,453
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR10, Class 4A1 5.56% due 07/25/36(1)(4)	4,091,010	3,919,772

Total Asset Backed Securities (cost $196,173,373)		194,195,651

CORPORATE BONDS & NOTES — 11.8%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs., Series 2007-1 6.15% due 08/01/22	2,756,410	2,684,419

Banks-Commercial — 0.0%
US Bancorp, Sub. Debentures 7.50% due 06/01/26	400,000	440,732

Banks-Fiduciary — 0.4%
The Bank of New York Co., Inc. Senior Notes 5.13% due 11/01/11	5,000,000	5,194,945

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC, Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,133,938

Banks-Super Regional — 0.7%
Bank of America Corp., Senior Notes 6.25% due 04/15/12	5,000,000	5,334,425
Wachovia Corp., Sub. Notes 5.25% due 08/01/14	3,000,000	2,963,202

		8,297,627

Computers — 0.4%
Hewlett-Packard Co., Senior Notes 5.25% due 03/01/12	5,000,000	5,225,055

Diversified Financial Services — 0.7%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	3,000,000	3,007,080
General Electric Capital Corp., Notes 6.75% due 03/15/32	5,000,000	5,340,550

		8,347,630

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York, Senior Notes 5.30% due 12/01/16	1,770,000	1,796,885
Duke Energy Carolinas LLC, 5.25% due 01/15/18	645,000	657,306
Peco Energy Co., 1st Refunding Mtg. 5.35% due 03/01/18	1,510,000	1,530,797

		3,984,988

Finance-Consumer Loans — 0.6%
Household Finance Corp., Notes 6.38% due 10/15/11	5,000,000	5,139,530
John Deere Capital Corp., Notes 4.88% due 10/15/10	2,625,000	2,729,441

		7,868,971

Finance-Investment Banker/Broker — 2.2%
Citigroup, Inc., Global Senior Note 6.13% due 11/21/17	5,335,000	5,327,125
Credit Suisse First Boston USA, Inc., Notes 4.88% due 01/15/15	2,435,000	2,399,539
JP Morgan Chase & Co., Sub. Notes 5.13% due 09/15/14	4,495,000	4,441,285
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	6,300,000	6,198,312
Morgan Stanley, Notes 5.45% due 01/09/17	5,000,000	4,677,440
The Goldman Sachs Group, Inc., Sub. Notes 5.63% due 01/15/17	2,500,000	2,398,312
The Goldman Sachs Group, Inc., Senior Notes 6.75% due 10/01/37	2,720,000	2,530,506

		27,972,519

Finance-Leasing Company — 0.3%
Boeing Capital Corp., Senior Notes 4.75% due 08/25/08	2,995,000	3,024,204

Insurance-Life/Health — 0.2%
Prudential Financial, Inc., Senior Notes 5.50% due 03/15/16	2,800,000	2,812,230

Insurance-Multi-line — 1.0%
General Reinsurance Corp., Debentures 9.00% due 09/12/09	5,000,000	5,475,805
Hartford Financial Services Group, Inc., Senior Notes 6.10% due 10/01/41	5,000,000	4,421,275
MetLife, Inc., Senior Bonds 5.00% due 06/15/15	3,300,000	3,243,151

		13,140,231

Insurance-Property/Casualty — 0.1%
Everest Reinsurance Holdings, Inc., Senior Notes 8.75% due 03/15/10	1,130,000	1,243,755

Medical-Drugs — 0.3%
Merck & Co., Inc., Notes 5.13% due 11/15/11	4,000,000	4,230,724

Medical-HMO — 0.3%
UnitedHealth Group Inc., Senior Notes 5.00% due 08/15/14	4,000,000	3,891,496

Schools — 0.9%
President and Fellows of Harvard College, Bonds 6.30% due 10/01/37	5,000,000	5,438,350
Stanford University, Debentures 6.88% due 02/01/24	5,000,000	5,839,500

		11,277,850

Special Purpose Entities — 0.9%
John Hancock Funds, Notes 7.38% due 02/15/24*	5,000,000	5,640,095
Pacific Beacon LLC, Bonds 5.38% due 07/15/26*	665,000	619,594
Postal Square LP, U.S. Government Guar. Notes 8.95% due 06/15/22	3,875,500	5,131,511

		11,391,200

Telecom Services — 0.5%
Bellsouth Telecommunications, Inc., Debentures 7.00% due 12/01/95	430,000	421,942
Verizon Global Funding Corp., Senior Notes 6.88% due 06/15/12	5,000,000	5,390,325

		5,812,267

Telephone-Integrated — 0.8%
AT&T, Inc., Notes 6.45% due 06/15/34	3,040,000	2,970,919
AT&T, Inc., Notes 6.80% due 05/15/36	950,000	976,153
BellSouth Corp., Bonds 6.55% due 06/15/34	4,865,000	4,778,948

Verizon Communications, Inc., 4.35% due 02/15/13	1,735,000	1,700,059

		10,426,079

Transport-Services — 0.8%
Federal Express Corp., Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,662,308	3,851,102
United Parcel Service, Inc., Debentures Series MTNA 8.38% due 04/01/20	5,000,000	6,471,450

		10,322,552

Total Corporate Bonds & Notes (cost $146,229,708)		149,723,412

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Airport Development/Maintenance — 0.3%
SCL Terminal Aereo Santiago SA, Sec. Notes 6.95% due 07/01/12*	3,390,592	3,651,498

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmat NV, Notes 5.75% due 10/17/16*	4,725,000	4,836,817

Electric-Distribution — 0.3%
Hydro-Quebec, Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,104,189

Electric-Generation — 0.1%
Abu Dhabi National Energy Co., Notes 5.88% due 10/27/16*	1,385,000	1,374,378

Insurance-Multi-line — 0.3%
AXA SA, Sub. Notes 8.60% due 12/15/30	3,000,000	3,228,423

Total Foreign Corporate Bonds & Notes (cost $15,888,141)		17,195,305

MUNICIPAL BONDS & NOTES — 2.0%
U.S. Municipal Bonds & Notes — 2.0%
Arizona Tourism & Sports Authority, 5.38% due 07/01/20	3,160,000	3,531,300
Atlanta Downtown Development Authority, 6.88% due 02/01/21	6,000,000	6,872,640
Illinois State Taxable-Pension 5.10% due 06/01/33	2,860,000	2,858,513
New Jersey Economic Development Authority, 5.25% due 06/15/21	3,000,000	3,331,770
Oregon School Boards Assoc., 4.76% due 06/30/28	2,800,000	2,580,480
Sonoma County, California Pension Obligation, Series A 3.24% due 12/01/08	3,730,000	3,712,506
Wisconsin State General Revenue, Series A 5.70% due 05/01/26	2,500,000	2,641,550

Total Municipal Bonds & Notes (cost $25,381,702)		25,528,759

U.S. GOVERNMENT AGENCIES — 63.5%
Federal Farm Credit Bank — 2.1%
4.88% due 01/14/11*	24,800,000	26,259,015

Federal Home Loan Bank — 1.0%
4.88% due 11/18/11	11,375,000	12,163,265

Federal Home Loan Mtg. Corp. — 7.8%
4.50% due 08/01/35	880,656	849,309
4.50% due 09/01/35	81,351	78,455
4.50% due 10/01/35	3,744,751	3,611,458
4.50% due 12/01/35	3,775,883	3,641,481
5.00% due 09/01/35	1,620,367	1,606,125
5.00% due 10/01/35	7,494,991	7,433,056
5.00% due 11/01/35	17,449,832	17,304,551
5.00% due 12/01/35	2,057,145	2,039,696
5.00% due 02/01/36	12,987,670	12,873,406
5.00% due 05/01/36	250,079	248,064
5.00% due 06/01/36	235,974	233,900
6.00% due 06/01/34	98,500	101,555
6.00% due 08/01/35	578,304	594,179
6.00% due 01/01/36	80,688	82,903
6.00% due 06/01/36	9,107,424	9,345,894
6.00% due 08/01/36	3,682,377	3,780,597
6.00% due 09/01/36	15,586,741	16,002,487
6.00% due 10/01/36	3,613,410	3,718,549
6.00% due 11/01/36	887,676	911,353
6.00% due 12/01/36	9,913,162	10,177,577
7.50% due 05/01/27	7,580	8,223
14.75% due 03/01/10	2,604	2,959
REMIC
Series 2630, Class KN 2.50% due 04/15/13(4)	4,415,686	4,403,924

		99,049,701

Federal National Mtg. Assoc. — 22.2%
4.50% due 08/01/35	4,424,345	4,269,802
4.50% due 09/01/35	13,007,970	12,553,599
4.50% due 12/01/35	51,485	49,687
5.00% due 01/01/17	147,355	149,515
5.00% due 02/01/17	61,382	62,282
5.00% due 10/01/17	6,556,072	6,653,862
5.00% due 11/01/17	931,153	945,042
5.00% due 12/01/17	480,284	487,447
5.00% due 01/01/18	1,142,346	1,159,386
5.00% due 02/01/18	2,469,212	2,504,721
5.00% due 05/01/18	198,328	201,139
5.00% due 06/01/18	22,033,362	22,345,755
5.00% due 09/01/18	442,026	448,328
5.00% due 10/01/18	2,209,285	2,240,596

5.00% due 11/01/18	1,334,235	1,353,146
5.00% due 12/01/18	6,397,686	6,488,358
5.00% due 01/01/19	2,950,959	2,992,793
5.00% due 02/01/19	4,924,410	4,990,668
5.00% due 03/01/19	6,808,092	6,896,971
5.00% due 04/01/19	6,238,709	6,320,833
5.00% due 05/01/19	5,772,332	5,847,477
5.00% due 06/01/19	4,168,380	4,222,433
5.00% due 09/01/19	328,333	332,591
5.00% due 10/01/19	1,375,198	1,393,031
5.00% due 11/01/19	1,802,808	1,826,186
5.00% due 12/01/19	2,566,420	2,599,701
5.00% due 06/01/33	97,452	96,724
5.00% due 07/01/33	2,202,579	2,186,115
5.00% due 11/01/33	769,807	764,054
5.00% due 03/01/34	5,024,139	4,986,584
5.00% due 05/01/34	1,383,701	1,372,551
5.00% due 06/01/34	772,378	766,153
5.00% due 09/01/34	3,178,293	3,152,680
5.00% due 07/01/35	8,100,777	8,029,571
5.00% due 08/01/35	7,073,259	7,011,083
5.00% due 09/01/35	4,695,721	4,654,446
5.00% due 10/01/35	2,867,199	2,841,996
5.00% due April TBA	14,785,000	14,632,537
5.50% due 08/01/35	5,750,372	5,816,511
5.50% due 10/01/35	1,375,042	1,390,857
5.50% due 11/01/35	3,086,051	3,121,546
5.50% due 12/01/35	214,381	216,846
5.50% due 04/01/36	23,960	24,236
5.50% due 10/01/36	7,625,449	7,707,038
5.50% due 11/01/36	1,827,050	1,846,598
5.50% due 01/01/37	1,933,311	1,953,996
5.50% due 02/01/37	25,828	26,097
5.50% due 03/01/37	231,666	234,077
5.50% due 04/01/37	5,835,778	5,896,519
5.50% due 05/01/37	1,147,378	1,159,320
5.50% due 06/01/37	27,363	27,647
5.50% due 07/01/37	982,807	993,036
5.50% due 08/01/37	7,301,619	7,377,617
5.50% due April TBA	25,000,000	25,234,375
6.00% due 06/01/35	197,255	202,767
6.00% due 09/01/35	225,751	231,668
6.00% due 11/01/35	42,353	43,463
6.00% due 05/01/36	414,727	425,327
6.00% due 07/01/36	74,903	76,817
6.00% due 10/01/37	985,344	1,010,283
6.00% due 11/01/37	5,849,131	5,997,172
6.00% due 12/01/37	37,182,947	38,124,048
6.50% due 07/01/36	9,739,006	10,095,585
6.50% due 08/01/36	12,159,233	12,604,424
6.50% due 10/01/36	307,523	318,782

		281,986,495

Government National Mtg. Assoc. — 29.4%
5.00% due 07/15/33	8,487,345	8,503,304
5.00% due 10/15/33	687,549	688,842
5.00% due 11/15/33	603,794	604,928
5.00% due 12/15/33	158,900	159,200
5.00% due 01/15/34	1,047,763	1,049,436
5.00% due 02/15/34	553,619	554,503
5.00% due 03/15/34	496,052	496,844
5.00% due 05/15/34	33,139	33,192
5.00% due 10/15/34	49,623	52,999
5.00% due 11/15/34	20,683,410	20,714,799
5.00% due 03/15/35	230,151	230,465
5.00% due 06/15/35	177,774	178,016
5.00% due 08/15/35	826,469	827,596
5.00% due 09/15/35	1,628,782	1,631,001
5.00% due 10/15/35	607,823	608,652
5.00% due 11/15/35	2,352,826	2,356,032
5.00% due 12/15/35	1,771,723	1,774,138
5.00% due 01/15/36	970,736	971,931
5.00% due 02/15/36	340,278	340,697
5.00% due 03/15/36	3,025,681	3,029,405
5.00% due 04/15/36	2,763,463	2,766,865
5.00% due 05/15/36	1,150,272	1,151,688
5.00% due 07/15/36	1,490,613	1,492,448
5.00% due 09/15/36	944,074	944,364
5.00% due 11/15/36	99,903	100,026
5.00% due April TBA	158,000,000	157,950,704
5.50% due 10/15/32	194,039	198,413
5.50% due 11/15/32	342,210	349,926
5.50% due 12/15/32	428,135	437,787
5.50% due 01/15/33	6,902,404	7,056,086
5.50% due 02/15/33	9,180,203	9,384,595
5.50% due 03/15/33	6,449,891	6,593,495
5.50% due 05/15/33	885,178	904,887
5.50% due 06/15/33	665,736	680,558
5.50% due 07/15/33	77,673	79,402
5.50% due 08/15/33	416,652	425,928
5.50% due 09/15/33	1,316,533	1,345,845
5.50% due 10/15/33	138,165	141,241
5.50% due 11/15/33	1,132,164	1,157,371
5.50% due 01/15/34	1,096,422	1,120,372
5.50% due 02/15/34	831,604	849,768
5.50% due 03/15/34	5,454,608	5,573,755
5.50% due 04/15/34	232,654	237,737
5.50% due 05/15/34	300,517	307,081
5.50% due 06/15/34	810,039	827,732
5.50% due 07/15/34	278,624	284,710
5.50% due 08/15/34	115,220	117,736
5.50% due 09/15/34	4,908,092	5,015,301
5.50% due 10/15/34	3,841,635	3,925,548
5.50% due 04/15/36	190,776	194,858
5.50% due 01/15/37	28,988,916	29,604,195
5.50% due 04/15/37	28,888,087	29,503,091
5.50% due 06/15/37	28,722,609	29,332,236
5.50% due 07/15/37	9,669,487	9,874,718
6.00% due 03/15/28	42,888	44,497
6.00% due 06/15/28	20,690	21,467
6.00% due 08/15/28	105,181	109,128
6.00% due 09/15/28	88,593	91,917
6.00% due 10/15/28	100,056	103,811
6.00% due 11/15/28	25,568	26,527
6.00% due 12/15/28	328,190	340,505
6.00% due 03/15/29	4,666	4,841
6.00% due 04/15/29	14,759	15,312
6.00% due 07/15/31	5,344	5,540

6.00% due 01/15/32	63,706	66,013
6.00% due 02/15/32	2,465	2,555
6.00% due 07/15/32	27,517	28,514
6.00% due 09/15/32	38,214	39,598
6.00% due 10/15/32	1,194,926	1,238,203
6.00% due 11/15/32	45,876	47,538
6.00% due 01/15/33	9,203	9,532
6.00% due 02/15/33	156,773	162,370
6.00% due 03/15/33	219,668	227,509
6.00% due 04/15/33	212,365	219,945
6.00% due 05/15/33	186,085	192,728
6.00% due 12/15/33	158,928	164,641
6.00% due 08/15/34	31,015	32,097
6.00% due 09/15/34	568,849	588,711
6.00% due 10/15/34	323,738	335,042
6.50% due 07/15/09	1,564	1,588
6.50% due 04/15/11	943	982
6.50% due 01/15/12	12,651	13,251
6.50% due 02/15/12	5,799	6,075
6.50% due 10/15/12	7,779	8,148
6.50% due 11/15/12	26,551	27,811
6.50% due 01/15/13	10,879	11,392
6.50% due 05/15/13	26,148	27,382
6.50% due 01/15/14	81,743	85,640
6.50% due 02/15/14	5,196	5,444
6.50% due 03/15/14	154,197	161,548
6.50% due 04/15/14	132,686	139,012
6.50% due 05/15/14	217,234	227,590
6.50% due 06/15/14	5,944	6,227
6.50% due 07/15/14	5,506	5,768
6.50% due 08/15/14	199,416	208,922
6.50% due 10/15/14	343	360
6.50% due 05/15/23	10,145	10,597
6.50% due 06/15/23	14,489	15,134
6.50% due 07/15/23	65,915	68,849
6.50% due 08/15/23	11,566	12,080
6.50% due 10/15/23	77,734	81,195
6.50% due 11/15/23	125,738	131,336
6.50% due 12/15/23	237,570	248,143
6.50% due 03/15/26	52,193	54,671
6.50% due 02/15/27	9,926	10,397
6.50% due 12/15/27	8,019	8,393
6.50% due 01/15/28	76,908	80,447
6.50% due 02/15/28	87,268	91,287
6.50% due 03/15/28	190,688	199,489
6.50% due 04/15/28	155,647	162,814
6.50% due 05/15/28	285,866	299,025
6.50% due 06/15/28	317,694	332,320
6.50% due 07/15/28	343,871	359,702
6.50% due 08/15/28	312,065	326,432
6.50% due 09/15/28	375,530	392,817
6.50% due 10/15/28	822,845	860,725
6.50% due 11/15/28	234,375	245,187
6.50% due 12/15/28	300,207	314,030
6.50% due 01/15/29	5,854	6,122
6.50% due 02/15/29	75,090	78,542
6.50% due 03/15/29	59,714	62,446
6.50% due 04/15/29	59,112	61,817
6.50% due 05/15/29	255,319	266,997
6.50% due 06/15/29	84,506	88,372
6.50% due 03/15/31	19,784	20,677
6.50% due 04/15/31	77,590	81,089
6.50% due 05/15/31	410,394	428,906
6.50% due 06/15/31	350,967	366,798
6.50% due 07/15/31	573,670	599,548
6.50% due 08/15/31	223,500	233,581
6.50% due 09/15/31	344,492	360,031
6.50% due 10/15/31	421,096	440,087
6.50% due 11/15/31	95,063	99,350
6.50% due 12/15/31	38,990	40,749
6.50% due 01/15/32	613,291	640,107
6.50% due 02/15/32	196,455	205,044
6.50% due 03/15/32	6,127	6,395
6.50% due 04/15/32	172,319	179,854
6.50% due 05/15/32	413,010	431,070
7.00% due 03/15/09	1,045	1,069
7.00% due 09/15/10	3,334	3,448
7.00% due 01/15/11	9,478	9,884
7.00% due 03/15/11	31,135	32,469
7.00% due 04/15/11	3,271	3,411
7.00% due 05/15/11	22,708	23,681
7.00% due 07/15/11	24,667	25,724
7.00% due 08/15/11	4,126	4,303
7.00% due 09/15/11	51,292	53,489
7.00% due 11/15/11	14,019	14,619
7.00% due 12/15/11	49,253	51,363
7.00% due 01/15/12	50,958	53,477
7.00% due 12/15/12	19,575	20,542
7.00% due 11/15/31	505,231	539,470
7.00% due 03/15/32	49,390	52,750
7.00% due 01/15/33	125,447	133,970
7.00% due 05/15/33	343,954	367,309
7.00% due 07/15/33	250,574	267,583
8.00% due 09/15/29	7,001	7,680
8.00% due 10/15/29	513	563
8.00% due 11/15/29	10,233	11,226
8.00% due 12/15/29	24,294	26,653
8.00% due 01/15/30	34,975	38,386
8.00% due 03/15/30	1,064	1,168
8.00% due 04/15/30	125,442	137,671
8.00% due 06/15/30	4,557	5,000
8.00% due 07/15/30	2,686	2,948
8.00% due 08/15/30	33,322	36,571
8.00% due 09/15/30	33,216	36,455
8.00% due 10/15/30	6,164	6,765
8.00% due 11/15/30	17,095	18,762
8.00% due 12/15/30	6,361	6,981
8.00% due 02/15/31	110,427	121,196
8.00% due 03/15/31	35,053	38,471
10.00% due 03/20/14	5,066	5,878
10.00% due 06/20/14	2,020	2,344
10.00% due 07/20/14	5,379	6,240
10.00% due 04/20/16	19,965	23,608
10.00% due 05/20/16	10,389	12,285
10.00% due 08/20/16	2,419	2,861
10.00% due 01/20/17	8,415	10,010
10.00% due 02/20/17	11,293	13,435
10.00% due 03/20/17	10,267	12,140
12.00% due 01/20/16	365	436

12.75% due 07/15/14	29,151	34,644
13.50% due 09/20/14	1,842	2,214
REMIC
Series 2005-74, Class HB 7.50% due 09/15/35(4)	1,509,783	1,631,636
Series 2005-74, Class HC 7.50% due 09/16/35(4)	532,357	568,586
Series 2005-74, Class HA 7.50% due 09/16/35(4)	393,276	417,488

		373,693,642

Regional Authority — 0.8%
Housing Urban Development U.S Government Guar. 5.05% due 08/01/13	10,000,000	10,792,820

Sovereign Agency — 0.2%
Financing Corp. FICO STRIP, Series 12, zero coupon due 12/06/13	2,050,000	1,727,752
Financing Corp. FICO STRIP, Series 13, zero coupon due 12/27/13	1,630,000	1,368,975

		3,096,727

Total U.S. Government Agencies (cost $791,842,204)		807,041,665

U.S. GOVERNMENT TREASURIES — 2.8%
U.S. Treasury Notes — 2.8%
4.63% due 02/15/17	12,825,000	14,086,454
4.75% due 05/31/12	19,830,000	21,751,031

Total U.S. Government Treasuries (cost $32,403,221)		35,837,485

Total Long-Term Investment Securities (cost $1,207,918,349)		1,229,522,277

REPURCHASE AGREEMENT — 19.4%
BNP Paribas Joint Repurchase Agreement (cost $246,425,000) (5)	246,425,000	246,425,000

TOTAL INVESTMENTS (cost $1,454,343,349) (6)	116.2%	1,475,947,277
Liabilities in excess of other assets	(16.2)	(205,757,410)

NET ASSETS	100.0%	$1,270,189,867

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $47,618,298 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(2)	Commercial Mortgage Backed Security

(3)	Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(4)	Collateralized Mortgage Obligation

(5)	See Note 2 for details of Joint Repurchase Agreement

(6)	See Note 3 for cost of investments on a tax basis.

REMIC	Real Estate Mortgage Investment Conduit

TBA-	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 58.4%
Advanced Materials — 0.0%
Ceradyne, Inc.†	300	$9,588

Aerospace/Defense — 0.6%
Boeing Co.	6,650	494,560
General Dynamics Corp.	10,500	875,385
Lockheed Martin Corp.	3,600	357,480
Northrop Grumman Corp.	1,700	132,277
Teledyne Technologies, Inc.†	1,000	47,000
TransDigm Group, Inc.†	1,500	55,575

		1,962,277

Aerospace/Defense-Equipment — 0.4%
Triumph Group, Inc.	1,000	56,930
United Technologies Corp.	18,100	1,245,642

		1,302,572

Agricultural Chemicals — 0.9%
Monsanto Co.	14,000	1,561,000
Potash Corp. of Saskatchewan, Inc.	9,250	1,435,692
Terra Industries, Inc.†	1,600	56,848
The Mosaic Co.†	1,800	184,680

		3,238,220

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	41,400	1,704,024

Airlines — 0.3%
Alaska Air Group, Inc.†	2,600	51,012
AMR Corp.†	13,500	121,770
Cathay Pacific Airways, Ltd. ADR	7,000	68,950
Continental Airlines, Inc., Class B†	9,400	180,762
UAL Corp.	32,000	688,960

		1,111,454

Airport Development/Maintenance — 0.0%
Macquarie Airports Management, Ltd.(1)	23,600	70,555

Apparel Manufacturers — 0.4%
Columbia Sportswear Co.	900	39,627
G-III Apparel Group, Ltd.†	4,000	53,680
Guess ?, Inc.	20,000	809,400
Phillips-Van Heusen Corp.	2,200	83,424
VF Corp.	3,200	248,032

		1,234,163

Applications Software — 1.4%
Actuate Corp.†	6,700	27,470
Citrix Systems, Inc.†	5,500	161,315
Microsoft Corp.	160,500	4,554,990
Quest Software, Inc.†	3,800	49,666

		4,793,441

Athletic Footwear — 0.2%
NIKE, Inc., Class B	7,720	524,960

Audio/Video Products — 0.3%
Matsushita Electric Industrial Co., Ltd. ADR	25,000	542,750
Sony Corp. ADR	9,136	366,080

		908,830

Auto-Cars/Light Trucks — 0.6%
Daimler AG	2,800	239,540
Fiat SpA ADR	13,000	297,700
General Motors Corp.	18,000	342,900
Nissan Motor Co., Ltd. ADR	19,000	316,920
Toyota Motor Co. ADR	10,300	1,039,167

		2,236,227

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.	16,800	185,603
PACCAR, Inc.	9,618	432,810

		618,413

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc.	9,500	321,100
Magna International, Inc., Class A	3,600	259,740

		580,840

Banks-Commercial — 2.0%
Allied Irish Banks PLC ADR	4,000	172,720
Banco Santander Central Hispano SA ADR	40,000	797,600
BancorpSouth, Inc.	7,800	180,648
Bank of Hawaii Corp.	3,000	148,680
Bank of Ireland ADR	7,100	428,698
Bank of Nova Scotia	13,600	614,856
Banner Corp.	830	19,123
Barclays PLC ADR	30,098	1,089,548
BB&T Corp.	11,857	380,135
Cascade Bancorp	500	4,780
Citizens Republic Bancorp	6,700	83,281
City National Corp.	2,300	113,758
Cullen/Frost Bankers, Inc.	3,800	201,552
East West Bancorp, Inc.	4,869	86,425
F.N.B. Corp.	6,300	98,343
FirstMerit Corp.	4,360	90,078
HBOS PLC ADR	14,000	157,640
Kookmin Bank ADR	5,000	280,250
Lloyds TSB Group PLC ADR	13,240	475,316
National Bank of Greece SA ADR	39,000	411,840
Pacific Capital Bancorp	866	18,619
Preferred Bank Los Angeles California	2,700	45,063
Royal Bank of Canada	6,000	279,000
Synovus Financial Corp.	3,900	43,134
TCF Financial Corp.	6,600	118,272
Toronto-Dominion Bank	7,800	478,530
TrustCo Bank Corp. NY	12,500	111,125
UCBH Holdings, Inc.	1,700	13,192
UnionBanCal Corp.	1,100	53,988
Zions Bancorp	100	4,555

		7,000,749

Banks-Fiduciary — 0.3%
Northern Trust Corp.	2,000	132,940
The Bank of New York Mellon Corp.	24,558	1,024,805

		1,157,745

Banks-Super Regional — 0.9%
Bank of America Corp.	26,906	1,020,006
Huntington Bancshares, Inc.	4,900	52,675
PNC Financial Services Group, Inc.	12,700	832,739
US Bancorp	13,700	443,332
Wells Fargo & Co.	32,758	953,258

		3,302,010

Batteries/Battery Systems — 0.0%
Greatbatch, Inc.†	2,000	36,820

Beverages-Non-alcoholic — 1.1%
PepsiCo, Inc.	8,300	599,260
The Coca-Cola Co.	50,500	3,073,935

		3,673,195

Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	4,000	325,280

Brewery — 0.2%
Molson Coors Brewing Co., Class B	5,000	262,850
SABMiller PLC ADR	16,200	358,020

		620,870

Building & Construction Products-Misc. — 0.1%
Simpson Manufacturing Co., Inc.	3,500	95,130
Vulcan Materials Co.	2,200	146,080

		241,210

Building Products-Cement — 0.2%
CRH PLC ADR	17,000	651,950
Texas Industries, Inc.	1,500	90,165

		742,115

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	4,900	64,729

Building-MobileHome/Manufactured Housing — 0.0%
Monaco Coach Corp.	8,000	75,840

Building-Residential/Commercial — 0.0%
KB Home	600	14,838

Cable TV — 0.2%
Comcast Corp., Class A	22,700	439,018
Time Warner Cable, Inc., Class A†	10,540	263,289

		702,307

Cellular Telecom — 0.3%
China Mobile Ltd ADR	300	22,503
NII Holdings, Inc.†	450	14,301
Vodafone Group PLC ADR	29,625	874,234

		911,038

Chemicals-Diversified — 0.3%
Bayer AG ADR	3,000	240,450
Celanese Corp., Class A	6,000	234,300
E.I. du Pont de Nemours & Co.	15,000	701,400

		1,176,150

Chemicals-Specialty — 0.3%
Cabot Corp.	10,200	285,600
Lubrizol Corp.	7,800	432,978
OM Group, Inc.†	2,400	130,896
Symyx Technologies, Inc.†	1,000	7,500

		856,974

Circuit Boards — 0.0%
Park Electrochemical Corp.	2,700	69,795

Coatings/Paint — 0.1%
RPM International, Inc.	3,200	67,008
Valspar Corp.	7,600	150,784

		217,792

Commercial Services — 0.2%
Alliance Data Systems Corp.†	6,500	308,815
Steiner Leisure, Ltd.†	3,300	108,900
Weight Watchers International, Inc.	5,900	273,347

		691,062

Commercial Services-Finance — 0.7%
Automatic Data Processing, Inc.	5,600	237,384
Mastercard, Inc., Class A	6,700	1,494,033
The Western Union Co.	30,000	638,100

		2,369,517

Computer Aided Design — 0.1%
Ansys, Inc.†	2,100	72,492
Aspen Technology, Inc.†	4,300	54,825
Autodesk, Inc.†	900	28,332

		155,649

Computer Services — 0.0%
SI International, Inc.†	3,000	57,570

Computers — 2.0%
Apple, Inc.†	18,300	2,626,050
Hewlett-Packard Co.	77,300	3,529,518
International Business Machines Corp.	2,000	230,280
Research In Motion Ltd.†	6,700	751,941

		7,137,789

Computers-Integrated Systems — 0.0%
Diebold, Inc.	3,200	120,160
Echelon Corp.†	1,538	20,763

		140,923

Computers-Memory Devices — 0.1%
NetApp, Inc.†	10,100	202,505
Western Digital Corp.†	6,000	162,240

		364,745

Computers-Periphery Equipment — 0.0%
Electronics for Imaging, Inc.†	5,500	82,060

Consulting Services — 0.0%
Huron Consulting Group, Inc.†	1,200	49,860

Consumer Products-Misc. — 0.3%
Clorox Co.	3,100	175,584
Jarden Corp.†	8,500	184,790
Kimberly-Clark Corp.	9,200	593,860
Tupperware Brands Corp.	2,100	81,228

		1,035,462

Containers-Metal/Glass — 0.1%
Owens-Illinois, Inc.†	6,000	338,580

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	3,000	66,990

Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	31,300	1,237,602
Bare Escentuals, Inc.†	900	21,078
Chattem, Inc.†	1,200	79,608
Colgate-Palmolive Co.	800	62,328
Procter & Gamble Co.	15,400	1,079,078
The Estee Lauder Cos., Inc., Class A	5,800	265,930

		2,745,624

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	6,993	266,713
infoUSA, Inc.	7,200	43,992

		310,705

Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,200	46,948

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,600	120,348
OraSure Technologies, Inc.†	4,092	29,913

		150,261

Dialysis Centers — 0.1%
DaVita, Inc.†	1,600	76,416
Fresenuis Medical Care AG ADR	4,600	231,472

		307,888

Disposable Medical Products — 0.0%
C.R. Bard, Inc.	400	38,560

Distribution/Wholesale — 0.0%
Building Materials Holding Corp.	1,000	4,380
Central European Distribution Corp.†	1,000	58,190

		62,570

Diversified Manufacturing Operations — 1.4%
3M Co.	3,100	245,365
Cooper Industries, Ltd., Class A	6,000	240,900
Dover Corp.	7,000	292,460
General Electric Co.	54,000	1,998,540
Honeywell International, Inc.	10,100	569,842
Ingersoll-Rand Co., Ltd., Class A	5,000	222,900
ITT, Inc.	4,200	217,602
Siemens AG ADR	4,000	435,760
Teleflex, Inc.	4,258	203,149
Tomkins PLC ADR	20,000	284,400
Tyco International, Ltd.	5,600	246,680

		4,957,598

Diversified Minerals — 0.4%
Anglo American PLC ADR	16,835	501,178
BHP Billiton, Ltd. ADR	15,000	987,750

		1,488,928

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	10,000	713,000
Blue Nile, Inc.†	687	37,201

		750,201

E-Commerce/Services — 0.3%
eBay, Inc.†	33,800	1,008,592

Electric Products-Misc. — 0.8%
Emerson Electric Co.	37,400	1,924,604
Hitachi, Ltd. ADR	6,000	357,000
Sharp Corp. ADR	22,500	384,750

		2,666,354

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	6,000	249,780
DTE Energy Co.	5,800	225,562
E.ON AG ADR	8,500	526,150
Edison International	1,350	66,177
Enel SpA ADR	8,000	420,720
FPL Group, Inc.	15,200	953,648
Great Plains Energy, Inc.	2,300	56,695
Integrys Energy Group, Inc.	1,300	60,632
International Power PLC ADR	4,000	314,640
Pepco Holdings, Inc.	3,400	84,048
PG&E Corp.	9,100	335,062
Pinnacle West Capital Corp.	6,500	228,020
Progress Energy, Inc.	13,100	546,270
SCANA Corp.	2,200	80,476
Wisconsin Energy Corp.	5,500	241,945
Xcel Energy, Inc.	16,100	321,195

		4,711,020

Electronic Components-Misc. — 0.1%
Delta Electronics Thai PCL	103,000	69,027
Gentex Corp.	4,100	70,315
Nam Tai Electronics, Inc.	5,300	50,880
Technitrol, Inc.	2,600	60,138

		250,360

Electronic Components-Semiconductors — 1.4%
Intel Corp.	58,500	1,239,030
Lattice Semiconductor Corp.†	1,200	3,408
LSI Logic Corp.†	3,532	17,483
MEMC Electronic Materials, Inc.†	24,000	1,701,600
Microchip Technology, Inc.	19,500	638,235
NVIDIA Corp.†	51,150	1,012,259
ON Semiconductor Corp.†	10,000	56,800
Pixelworks, Inc.†	2,700	2,079
Qlogic Corp.†	2,900	44,515
SiRF Technology Holdings, Inc.†	500	2,545
Supertex, Inc.†	200	4,082
Zoran Corp.†	3,000	40,980

		4,763,016

Electronic Design Automation — 0.0%
Ansoft Corp.†	3,500	106,820

Electronic Forms — 0.1%
Adobe Systems, Inc.†	13,608	484,309

Electronic Measurement Instruments — 0.3%
FLIR Systems, Inc.†	300	9,027
Garmin, Ltd.	16,000	864,160
Itron, Inc.†	950	85,718
Trimble Navigation, Ltd.†	1,800	51,462

		1,010,367

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	7,600	255,740

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,600	393,624

Energy-Alternate Sources — 0.2%
First Solar, Inc.†	3,000	693,420

Engineering/R&D Services — 0.2%
ABB, Ltd. ADR	20,000	538,400

Jacobs Engineering Group, Inc.†	3,713	273,240

		811,640

Enterprise Software/Service — 0.3%
BMC Software, Inc.†	7,800	253,656
Informatica Corp.†	9,900	168,894
Omnicell, Inc.†	3,812	76,621
Oracle Corp.†	5,900	115,404
SAP AG ADR	6,300	312,291
Sybase, Inc.†	1,600	42,080

		968,946

Entertainment Software — 0.0%
Electronic Arts, Inc.†	1,600	79,872

Finance-Investment Banker/Broker — 1.4%
JPMorgan Chase & Co.	42,400	1,821,080
Nomura Holdings, Inc. ADR	30,000	450,900
The Charles Schwab Corp.	15,200	286,216
The Goldman Sachs Group, Inc.	14,600	2,414,694

		4,972,890

Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae	200	5,264

Finance-Other Services — 0.1%
The Nasdaq Stock Market, Inc.†	5,600	216,496

Food-Confectionery — 0.4%
WM Wrigley Jr. Co.	21,000	1,319,640

Food-Dairy Products — 0.0%
Dean Foods Co.†	3,800	76,342

Food-Misc. — 0.8%
B&G Foods, Inc.(2)	5,400	102,276
Cadbury Schweppes PLC ADR	5,000	221,100
ConAgra Foods, Inc.	10,500	251,475
H.J. Heinz Co.	4,600	216,062
Kellogg Co.	4,300	226,008
Kraft Foods, Inc., Class A	15,490	480,345
Nestle SA ADR	5,400	675,000
Unilever PLC ADR	14,500	488,940
Zhongpin, Inc.†	10,000	97,300

		2,758,506

Food-Retail — 0.3%
Dairy Farm International Holdings, Ltd. ADR	2,528	55,110
Safeway, Inc.	19,100	560,585
Tesco PLC ADR	14,700	330,750
The Kroger Co.	2,500	63,500

		1,009,945

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc.	2,000	58,020

Forestry — 0.2%
Brookfield Infrastructure Partners LP	960	16,272
Plum Creek Timber Co., Inc.	4,100	166,870
Weyerhaeuser Co.	7,900	513,816

		696,958

Gas-Distribution — 0.4%
Centrica PLC ADR	3,000	176,100
Energen Corp.	3,000	186,900
Energy Savings Income Fund	3,300	41,987
ONEOK, Inc.	1,500	66,945
Sempra Energy	15,100	804,528
Vectren Corp.	2,600	69,758

		1,346,218

Health Care Cost Containment — 0.1%
McKesson Corp.	7,300	382,301

Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	1,200	57,360

Hotels/Motels — 0.1%
Red Lion Hotels Corp.†	10,100	86,456
Starwood Hotels & Resorts Worldwide, Inc.	3,300	170,775

		257,231

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	2,400	37,008
Resources Connection, Inc.	1,364	24,375
Robert Half International, Inc.	1,500	38,610

		99,993

Import/Export — 0.4%
Mitsubishi Corp. ADR	21,000	1,264,200

Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	3,800	137,788

Industrial Automated/Robotic — 0.0%
Intermec, Inc.†	500	11,095

Instruments-Scientific — 0.6%
Applera Corp. — Applied Biosystems Group	2,100	69,006
Dionex Corp.†	2,191	168,685
FEI Co.†	3,300	72,039
Thermo Fisher Scientific, Inc.†	33,800	1,921,192

		2,230,922

Insurance Broker — 0.0%
Arthur J. Gallagher & Co.	2,600	61,412

Insurance-Life/Health — 0.3%
Prudential Financial, Inc.	6,800	532,100
StanCorp Financial Group, Inc.	4,900	233,779
UnumProvident Corp.	16,700	367,567

		1,133,446

Insurance-Multi-line — 1.5%
ACE, Ltd.	16,900	930,514
Allianz SE ADR	12,000	235,920
Assurant, Inc.	5,600	340,816
AXA SA ADR	19,000	686,090
Hartford Financial Services Group, Inc.	5,400	409,158
HCC Insurance Holdings, Inc.	7,128	161,734
ING Groep NV ADR	17,000	635,290
MetLife, Inc.	15,300	921,978
United Fire & Casualty Co.	2,100	78,540
Zurich Financial Services AG ADR	28,000	879,200

		5,279,240

Insurance-Property/Casualty — 0.4%
Amtrust Financial Services, Inc.	5,400	87,534
Chubb Corp.	4,000	197,920
Fidelity National Financial, Inc., Class A	17,955	329,115
Mercury General Corp.	1,100	48,741
Safety Insurance Group, Inc.	1,600	54,608
The Travelers Cos., Inc.	11,000	526,350
Zenith National Insurance Corp.	2,500	89,650

		1,333,918

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	25,000	1,237,500
Axis Capital Holdings, Ltd.	4,500	152,910
Max Re Capital, Ltd.	8,400	219,996

		1,610,406

Internet Application Software — 0.1%
Art Technology Group, Inc.†	13,175	51,119
DealerTrack Holdings, Inc.†	2,400	48,528
Vocus, Inc.†	2,500	66,000

		165,647

Internet Security — 0.1%
McAfee, Inc.†	4,500	148,905
VeriSign, Inc.†	800	26,592

		175,497

Internet Telephone — 0.0%
j2 Global Communications, Inc.†	2,300	51,336

Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	1,600	63,104

Investment Companies — 0.2%
American Capital Strategies, Ltd.	12,664	432,602
Apollo Investment Corp.	6,400	101,312
MCG Capital Corp.	6,400	58,176

		592,090

Investment Management/Advisor Services — 0.6%
AllianceBernstein Holding LP	6,612	419,069
Ameriprise Financial, Inc.	6,300	326,655
Franklin Resources, Inc.	13,200	1,280,268

		2,025,992

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	1,000	16,480
Rofin-Sinar Technologies, Inc.†	1,800	80,820

		97,300

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	4,775	307,940

Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	2,100	81,396

Machinery-Farming — 0.4%
Deere & Co.	17,900	1,439,876

Machinery-General Industrial — 0.1%
IDEX Corp.	1,050	32,224
Middleby Corp.†	1,000	62,390
The Manitowoc Co., Inc.	5,600	228,480
Wabtec Corp.	2,100	79,086

		402,180

Machinery-Material Handling — 0.0%
Cascade Corp.	800	39,448

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	2,400	50,160
IMS Health, Inc.	9,601	201,717
Phase Forward, Inc.†	4,000	68,320

		320,197

Medical Instruments — 0.6%
Beckman Coulter, Inc.	400	25,820
Edwards Lifesciences Corp.†	2,800	124,740
Intuitive Surgical, Inc.†	5,000	1,621,750
St. Jude Medical, Inc.†	5,000	215,950
Techne Corp.†	600	40,416

		2,028,676

Medical Labs & Testing Services — 0.2%
CML Healthcare Income Fund	5,600	86,746
Covance, Inc.†	3,200	265,504
Quest Diagnostics, Inc.	6,000	271,620

		623,870

Medical Products — 0.4%
Baxter International, Inc.	18,900	1,092,798
Johnson & Johnson	1,100	71,357
Mentor Corp.	2,100	54,012
Stryker Corp.	300	19,515
Varian Medical Systems, Inc.†	3,400	159,256
Zoll Medical Corp.†	3,000	79,770

		1,476,708

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	2,200	91,916
Applera Corp. — Celera Group†	4,600	67,620
Genentech, Inc.†	1,800	146,124
Genomic Health, Inc.†	2,800	52,892
Genzyme Corp.†	10,000	745,400
Martek Biosciences Corp.†	1,500	45,855
Millennium Pharmaceuticals, Inc.†	40,000	618,400

		1,768,207

Medical-Drugs — 2.2%
Abbott Laboratories	1,950	107,542
Allergan, Inc.	5,336	300,897
AstraZeneca PLC ADR	6,000	227,940
Biovail Corp.	3,900	41,535
Bristol-Myers Squibb Co.	27,400	583,620
Eli Lilly & Co.	8,200	423,038
GlaxoSmithKline PLC ADR	6,500	275,795
Merck & Co., Inc.	63,800	2,421,210
Novartis AG ADR	14,300	732,589
Pfizer, Inc.	11,100	232,323
PharMerica Corp.†	1	17
Roche Holding AG ADR	7,400	698,190
Sanofi-Aventis ADR	11,700	439,218
Schering-Plough Corp.	27,200	391,952
Sciele Pharma, Inc.†	4,000	78,000
Shire PLC ADR	3,500	202,860
ViroPharma, Inc.†	1,000	8,940

Medical-Drugs (continued)
Wyeth	16,600	693,216

		7,858,882

Medical-Generic Drugs — 0.5%
Mylan, Inc.	17,100	198,360
Teva Pharmaceutical Industries, Ltd. ADR	33,500	1,547,365
Watson Pharmaceuticals, Inc.†	1,700	49,844

		1,795,569

Medical-HMO — 0.3%
Aetna, Inc.	16,200	681,858
Health Net, Inc.†	1,000	30,800
Humana, Inc.†	3,800	170,468

		883,126

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	5,100	273,819

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	700	9,198

Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,400	55,076

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	1,500	61,470

Metal Processors & Fabrication — 0.2%
Dynamic Materials Corp.	800	34,560
Precision Castparts Corp.	4,100	418,528
Sims Group, Ltd.(1)	3,900	106,751

		559,839

Metal-Aluminum — 0.1%
Alcoa, Inc.	7,600	274,056
Kaiser Aluminum Corp.	1,000	69,300

		343,356

Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,800	269,416

Mining — 0.0%
Dominion Mining Ltd.(1)	17,600	55,244

Miscellaneous Manufacturing — 0.0%
Arctic Glacier Income Fund	6,900	61,643

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	9,500	356,250

Multimedia — 0.5%
News Corp., Class B	6,376	121,399
The Walt Disney Co.	31,200	979,056
Time Warner, Inc.	14,800	207,496
WPP Group PLC ADR	4,500	268,380

		1,576,331

Networking Products — 0.8%
Cisco Systems, Inc.†	107,200	2,582,448
Juniper Networks, Inc.†	9,000	225,000
Polycom, Inc.†	1,300	29,302

		2,836,750

Non-Ferrous Metals — 0.0%
Brush Engineered Materials, Inc.†	1,200	30,804
Minara Resources, Ltd.(1)	10,335	58,097

		88,901

Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	9,800	105,938
Republic Services, Inc.	12,050	352,342
Waste Connections, Inc.†	2,200	67,628
Waste Management, Inc.	10,000	335,600

		861,508

Office Automation & Equipment — 0.2%
Canon, Inc. ADR	14,000	649,180
Ricoh Co., Ltd. ADR	2,000	163,500

		812,680

Office Furnishings-Original — 0.1%
HNI Corp.	8,500	228,565

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	300	14,775

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.†	12,300	415,371

Oil Companies-Exploration & Production — 2.0%
Apache Corp.	1,500	181,230
Berry Petroleum Co., Class A	5,100	237,099
Cimarex Energy Co.	4,100	224,434
Daylight Resources Trust	10,200	88,670
Devon Energy Corp.	20,500	2,138,765
Enerplus Reserve Fund(2)	2,100	91,140
Harvest Energy Trust	3,600	80,532
Noble Energy, Inc.	5,700	414,960
Occidental Petroleum Corp.	33,100	2,421,927
Petroquest Energy, Inc.†	5,500	95,370
Rosetta Resources, Inc.†	5,500	108,185
St. Mary Land & Exploration Co.	1,400	53,900
Talisman Energy, Inc.	19,300	341,610
Vermilion Energy Trust	2,700	95,747
XTO Energy, Inc.	5,000	309,300
Zargon Energy Trust	2,500	55,068

		6,937,937

Oil Companies-Integrated — 1.9%
BG Group PLC ADR	5,000	573,250
BP PLC ADR	6,000	363,900
Chevron Corp.	10,192	869,989
ENI SPA ADR	11,200	762,832
Exxon Mobil Corp.	19,500	1,649,310
Hess Corp.	9,000	793,620
Marathon Oil Corp.	6,700	305,520
Repsol YPF SA ADR	12,200	419,802
Royal Dutch Shell PLC ADR	7,000	482,860
Total SA ADR	8,000	592,080

		6,813,163

Oil Field Machinery & Equipment — 0.4%
Dril-Quip, Inc.†	1,200	55,764
FMC Technologies, Inc.†	2,400	136,536
National-Oilwell Varco, Inc.†	22,000	1,284,360

		1,476,660

Oil-Field Services — 0.2%
Matrix Service Co.†	3,400	58,412
Schlumberger, Ltd.	400	34,800
Tidewater, Inc.	5,000	275,550
Transocean, Inc.†	1,201	162,375

		531,137

Optical Supplies — 0.3%
Alcon, Inc.	6,500	924,625

Paper & Related Products — 0.1%
Canfor Pulp Income Fund	8,400	76,434
International Paper Co.	7,200	195,840
Kimberly-Clark de Mexico SAB de CV ADR	3,200	70,080

		342,354

Pharmacy Services — 0.8%
Express Scripts, Inc.†	23,500	1,511,520
Medco Health Solutions, Inc.†	30,800	1,348,732

		2,860,252

Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	1,300	87,620

Pipelines — 0.2%
Enterprise Productions Partners LP	4,300	127,710
Kinder Morgan Energy Partners LP	3,500	191,415
Spectra Energy Corp.	6,700	152,425
Williams Cos., Inc.	6,700	220,966

		692,516

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,200	52,428

Private Corrections — 0.0%
Geo Group, Inc.†	4,000	113,760

Publishing-Newspapers — 0.0%
GateHouse Media, Inc.	10,000	58,400
McClatchy Co., Class A	961	10,283

		68,683

Radio — 0.0%
Entercom Communications Corp., Class A	8,200	81,426

Real Estate Investment Trusts — 3.0%
Acadia Realty Trust	1,500	36,225
Alexandria Real Estate Equities, Inc.	4,200	389,424
AMB Property Corp.	9,001	489,834
American Campus Communities, Inc.	2,000	54,720
Ashford Hospitality Trust, Inc.	10,800	61,344
AvalonBay Communities, Inc.	3,500	337,820
Boston Properties, Inc.	6,000	552,420
DiamondRock Hospitality Co.	2,400	30,408
Digital Realty Trust, Inc.	3,800	134,900
Douglas Emmett, Inc.	10,300	227,218
EastGroup Properties, Inc.	600	27,876
Entertainment Properties Trust	5,100	251,583
Equity One, Inc.	2,700	64,719
Equity Residential	5,500	228,195
Essex Property Trust, Inc.	3,800	433,124
Federal Realty Investment Trust	4,000	311,800
General Growth Properties, Inc.	6,300	240,471
HCP, Inc.	7,015	237,177
Health Care REIT, Inc.	3,800	171,494
Hospitality Properties Trust	1,600	54,432
Host Hotels & Resorts, Inc.	22,300	355,016
iStar Financial, Inc.	3,800	53,314
Kimco Realty Corp.	14,381	563,304
Medical Properties Trust, Inc.	6,300	71,316
Mid-America Apartment Communities, Inc.	2,300	114,632
National Retail Properties, Inc.	3,100	68,355
Nationwide Health Properties, Inc.	36,400	1,228,500
Omega Healthcare Investors, Inc.	10,800	187,488
ProLogis	16,100	947,646
Public Storage, Inc.	5,800	513,996
Simon Property Group, Inc.	9,400	873,354
Sunstone Hotel Investors, Inc.	3,000	48,030
Tanger Factory Outlet Centers, Inc.	1,000	38,470
Taubman Centers, Inc.	2,400	125,040
Ventas, Inc.	6,500	291,915
Vornado Realty Trust	7,200	620,712
Washington Real Estate Investment Trust	1,800	60,156

		10,496,428

Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	300	6,492

Real Estate Operations & Development — 0.2%
Brookfield Asset Management, Inc. Class A	24,000	643,920
Brookfield Properties Corp.	8,100	156,411

		800,331

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	2,400	74,904

Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	7,335	157,996
McGrath Rentcorp	2,300	55,453

		213,449

Respiratory Products — 0.0%
ResMed, Inc.†	1,500	63,270

Retail-Apparel/Shoe — 0.1%
Gymboree Corp.†	1,600	63,808
J Crew Group, Inc.†	2,400	106,008
Men’s Wearhouse, Inc.	2,800	65,156
Nordstrom, Inc.	6,500	211,900
Ross Stores, Inc.	800	23,968

		470,840

Retail-Automobile — 0.0%
Copart, Inc.†	2,600	100,776

Retail-Discount — 0.6%
Costco Wholesale Corp.	5,300	344,341
TJX Cos., Inc.	7,000	231,490
Wal-Mart Stores, Inc.	29,000	1,527,720

		2,103,551

Retail-Drug Store — 0.1%
CVS Caremark Corp.	11,035	447,028

Retail-Jewelry — 0.1%
Signet Group PLC ADR	10,000	123,000

Tiffany & Co.	7,400	309,616

		432,616

Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	8,200	309,222
Saks, Inc.†	48,800	608,536

		917,758

Retail-Petroleum Products — 0.0%
Suburban Propane Partners, LP	2,200	85,426

Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	13,600	313,616

Retail-Restaurants — 1.0%
Ark Restaurants Corp.	2,400	69,600
Jack in the Box, Inc.†	600	16,122
McCormick & Schmick’s Seafood Restaurants, Inc.†	400	4,660
McDonald’s Corp.	58,700	3,273,699
Papa John’s International, Inc.†	3,400	82,314
Starbucks Corp.†	8,300	145,250

		3,591,645

Retail-Sporting Goods — 0.0%
Hibbett Sports, Inc.†	3,300	50,952

Rubber-Tires — 0.1%
Continental AG ADR	4,800	488,640

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	26,259	599,756

Schools — 0.2%
Apollo Group, Inc., Class A†	11,000	475,200
DeVry, Inc.	2,400	100,416
ITT Educational Services, Inc.†	2,500	114,825

		690,441

Semiconductor Components-Integrated Circuits — 0.2%
Cypress Semiconductor Corp.†	1,600	37,776
Emulex Corp.†	5,300	86,072
Exar Corp.†	400	3,292
Linear Technology Corp.	1,700	52,173
Maxim Integrated Products, Inc.	3,300	67,287
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,100	370,747

		617,347

Semiconductor Equipment — 0.1%
Applied Materials, Inc.	17,200	335,572
ATMI, Inc.†	3,400	94,622
KLA-Tencor Corp.	1,100	40,810
Novellus Systems, Inc.†	1,200	25,260

		496,264

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	500	21,245

Steel-Producers — 0.5%
ArcelorMittal, Class A NY Reg Shares	10,000	818,000
POSCO ADR	3,500	416,430
Reliance Steel & Aluminum Co.	1,100	65,846
Schnitzer Steel Industries, Inc, Class A	3,550	252,121
United States Steel Corp.	2,300	291,801

		1,844,198

Telecom Services — 0.1%
Cbeyond, Inc.†	1,700	31,943
Embarq Corp.	2,800	112,280
Iowa Telecommunications Services, Inc.	3,900	69,147
Telus Corp.	4,129	172,799
USA Mobility, Inc.	6,800	48,552

		434,721

Telecommunication Equipment — 0.0%
CommScope, Inc.†	1,500	52,245
Vtech Holdings, Ltd. ADR	900	43,335

		95,580

Telephone-Integrated — 1.5%
AT&T, Inc.	59,200	2,267,360
BT Group PLC ADR	14,000	603,400
France Telecom SA ADR	8,000	268,640
Nippon Telegraph & Telephone Corp. ADR	18,500	401,080
Royal KPN NV ADR	12,000	202,920
Sprint Nextel Corp.	800	5,352
Telstra Corp., Ltd. ADR	4,800	95,616
Verizon Communications, Inc.	35,300	1,286,685
Windstream Corp.	19,353	231,268

		5,362,321

Television — 0.1%
CBS Corp., Class B	16,400	362,112

Textile-Apparel — 0.0%
Cherokee, Inc.	3,400	114,478

Therapeutics — 0.9%
Amylin Pharmaceuticals, Inc.†	900	26,289
CV Therapeutics, Inc.†	2,800	19,964
Dendreon Corp.†	2,300	11,086
Gilead Sciences, Inc.†	55,600	2,865,068
Medarex, Inc.†	4,200	37,170

		2,959,577

Tobacco — 0.5%
Altria Group, Inc.	10,500	233,100
Imperial Tobacco Group PLC ADR	5,600	515,592
Loews Corp. — Carolina Group	1,700	123,335
Philip Morris International, Inc.†	10,500	531,090
Reynolds American, Inc.	7,000	413,210

		1,816,327

Tools-Hand Held — 0.1%
Makita Corp. ADR	6,000	188,160

Toys — 0.3%
Hasbro, Inc.	12,600	351,540
Mattel, Inc.	42,000	835,800

		1,187,340

Transactional Software — 0.0%
VeriFone Holdings, Inc.†	500	7,935

Transport-Equipment & Leasng — 0.0%
Greenbrier Cos., Inc.	2,500	66,300

Transport-Marine — 0.1%
A/S Dampskibsselskabet Torm ADR	1,900	56,506
Alexander & Baldwin, Inc.	1,200	51,696
Horizon Lines, Inc. Class A	3,000	55,830

		164,032

Transport-Rail — 0.2%
Norfolk Southern Corp.	4,700	255,304
Union Pacific Corp.	4,500	564,210

		819,514

Transport-Services — 0.1%
Expeditors International of Washington, Inc.	5,400	243,972
Pacer International, Inc.	4,600	75,578

		319,550

Travel Service — 0.0%
Ambassadors Group, Inc.	5,000	94,450

Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	3,300	93,819

Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,113	85,141

Water — 0.0%
California Water Service Group	1,100	41,965

Web Portals/ISP — 0.6%
Google, Inc., Class A†	4,250	1,871,997
Yahoo!, Inc.†	2,400	69,432

		1,941,429

Wire & Cable Products — 0.0%
General Cable Corp.†	900	53,163

Wireless Equipment — 0.7%
Nokia Oyj ADR	67,000	2,132,610
QUALCOMM, Inc.	600	24,600
Telefonaktiebolaget LM Ericsson ADR	11,500	225,975
ViaSat, Inc.†	3,000	65,160

		2,448,345

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	690	5,989

Total Common Stock (cost $200,293,086)		205,007,197

EXCHANGE TRADED FUNDS — 0.0%
Index Fund — 0.0%
iShares Russell 3000 Index Fund (cost $23,224)	300	22,863

RIGHTS† — 0.0%
Investment Companies — 0.0%
MCG Capital Corp., expires 04/17/08 (cost $0)	914	978

ASSET BACKED SECURITIES — 1.9%
Diversified Financial Services — 1.9%
Banc of America Mtg. Securities, Inc. Series 2004-4, Class 2A1 5.50% due 05/25/34(3)	$1,086,077	1,045,205
Countrywide Alternative Loan Trust Series 2003-13T1, Class A1 4.00% due 08/25/33(3)	148,388	147,107
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A33 5.50% due 10/25/35(3)	326,178	327,916
Countrywide Home Loans Series 2003-50, Class A1 5.00% due 11/25/18(3)	702,774	674,444
Countrywide Home Loans Series 2004-4, Class A5 5.25% due 05/25/34(3)	1,500,000	1,399,544
CS First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(3)	909,664	823,644
Lehman Mortgage Trust Series 2006-2, Class 2A2 5.75% due 04/25/36(3)	361,089	353,085
Prime Mtg. Trust Series 2004-2, Class A2 4.75% due 11/25/19(3)	928,340	925,439
Wells Fargo Mtg. Backed Securities Trust 6.00% due 04/25/37 (3)	1,000,000	908,433
WFS Financial Owner Trust Series 2004-3, Class A4 3.93% due 02/17/12	133,283	133,652

Total Asset Backed Securities (cost $6,954,051)		6,738,469

CONVERTIBLE BONDS & NOTES — 0.1%
Therapeutics — 0.1%
CV Therapeutics, Inc. Senior Sub. Debentures 2.00% due 05/16/23 (cost $424,659)	500,000	429,375

CORPORATE BONDS & NOTES — 8.4%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Notes 6.15% due 09/01/36	500,000	516,391

Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.20% due 01/22/13*	500,000	504,397

Airlines — 0.0%
Northwest Airlines, Inc. Company Guar. Sec. PassThrough Certificates Series 96-1 8.97% due 01/02/15(4)(5)	26,006	3

Banks-Fiduciary — 0.0%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	150,000	153,687

Banks-Super Regional — 0.4%
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	500,000	497,439

Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	738,822

		1,236,261

Cable TV — 0.3%
FrontierVision Operating Partnership LP Senior Sub. Notes 11.00% due 09/15/07† (4)(5)	500,000	0
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	500,000	548,177
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	471,990

		1,020,167

Casino Services — 0.3%
OED Corp. / Diamond Jo LLC Company Guar. Notes 8.75% due 04/15/12	1,250,000	1,100,000

Consumer Products-Misc. — 0.1%
Clorox Co. Senior Notes 5.00% due 03/01/13	250,000	250,854

Electric-Integrated — 1.7%
Alabama Power Co. Senior Notes 4.85% due 12/15/12	100,000	103,180
Florida Power Corp. 1st Mtg. Notes 6.35% due 09/15/37	500,000	519,571
Illinois Power Co. 1st Mtg. Bonds 7.50% due 06/15/09	670,000	695,343
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	505,055
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,000,000	907,500
Pacific Gas & Electric Co. Notes 4.20% due 03/01/11	500,000	502,468
Pacificorp 1st Mtg. Bonds 5.25% due 06/15/35	1,000,000	882,573
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	500,000	498,954
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	500,000	509,644
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	500,000	478,876
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	250,000	259,759

		5,862,923

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. 9.25% due 03/01/22 †(4)(5)	1,500,000	0
Ogden Corp. 9.25% due 03/01/22 †(4)(5)	1,500,000	0

		0

Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	100,000	102,273

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	500,000	517,928

Finance-Investment Banker/Broker — 1.0%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	1,180,000	1,112,063
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	536,488
Legg Mason, Inc. Senior Notes 6.75% due 07/02/08	500,000	504,249
Merrill Lynch & Co., Inc. Senior Notes 6.00% due 02/17/09	1,000,000	1,002,036
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	442,656

		3,597,492

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 5.13% due 12/03/12	304,000	314,355

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Bonds 4.88% due 02/15/13	250,000	246,948

Medical-Wholesale Drug Distribution — 0.5%
Cardinal Health, Inc. Notes 6.25% due 07/15/08	225,000	226,825
Cardinal Health, Inc. Senior Notes 6.75% due 02/15/11	1,500,000	1,590,114

		1,816,939

Multimedia — 0.5%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	1,500,000	1,611,464
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	150,000	153,968

		1,765,432

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	750,000	771,562
Waste Management, Inc. Senior Notes 7.38% due 08/01/10	500,000	526,752

		1,298,314

Oil Companies-Exploration & Production — 0.2%
Apache Corp. Senior Notes 6.25% due 04/15/12	595,000	643,710

Oil Refining & Marketing — 0.3%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	1,000,000	942,500

Pipelines — 0.8%
El Paso Natural Gas Co. Debentures 7.50% due 11/15/26	1,500,000	1,548,226
El Paso Natural Gas Co. Bonds 8.38% due 06/15/32	500,000	567,845
Southern Natural Gas Co. Notes 8.00% due 03/01/32	500,000	546,298

		2,662,369

Publishing-Books — 0.3%
Reed Elsevier Capital Company Guar. Notes 6.75% due 08/01/11	1,000,000	1,080,255

Quarrying — 0.0%
Vulcan Materials Senior Notes 5.60% due 11/30/12	150,000	152,382

Real Estate Investment Trusts — 0.5%
Health Care Property Investors, Inc. Senior Notes 6.00% due 03/01/15	750,000	661,063
Shurgard Storage Centers, Inc. Notes 5.88% due 03/15/13	1,000,000	1,010,459

		1,671,522

Real Estate Operations & Development — 0.0%
ERP Operating LP Notes 5.50% due 10/01/12	150,000	146,187

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	125,000	99,375

Special Purpose Entity — 0.1%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	210,000

Steel-Producer — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	309,151

Telecom Services — 0.3%
Qwest Corp. Notes 8.88% due 03/15/12	1,000,000	1,020,000

Telephone-Integrated — 0.0%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	150,508

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	259,015

Total Corporate Bonds & Notes
(cost $29,586,015)		29,651,338

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 8.75% due 02/02/11	500,000	515,063

Oil Companies-Integrated — 0.3%
Petro-Canada Notes 4.00% due 07/15/13	1,000,000	957,682

Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	1,000,000	1,069,702
Royal KPN NV Senior Notes 8.00% due 10/01/10	500,000	536,877

		1,606,579

Transport-Rail — 0.1%
Canadian National Railway Co 4.25% due 08/01/09	500,000	506,714

Total Foreign Corporate Bonds & Notes (cost $3,527,711)		3,586,038

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 8.00% due 01/15/18 (cost $683,518)	791,000	885,920

U.S. GOVERNMENT AGENCIES — 19.1%
Federal Farm Credit Bank — 0.5%
2.88% due 08/04/10	500,000	505,397
3.45% due 01/11/10	1,000,000	1,020,904

		1,526,301

Federal Home Loan Bank — 0.5%
4.63% due 10/10/12	750,000	795,382
5.25% due 08/05/09	1,000,000	1,039,491

		1,834,873

Federal Home Loan Mtg. Corp. — 8.4%
4.13% due 07/12/10	1,000,000	1,038,233
4.50% due 01/01/19	764,420	763,416
4.50% due 07/01/19	896,237	893,927
4.50% due 06/01/35	1,242,665	1,198,433
5.00% due 06/01/33	539,735	536,365
5.00% due 08/01/33	1,469,549	1,459,776
5.00% due 05/01/34	2,361,894	2,343,883
5.00% due 04/01/35	742,071	736,412
5.00% due 10/01/35	850,243	843,217
5.00% due 02/01/36	688,529	682,839
5.50% due 11/01/17	198,702	203,795
5.50% due 01/01/18	296,957	304,568
5.50% due 11/01/18	396,770	406,785
5.50% due 07/01/19	437,310	448,738
5.50% due 05/01/31	240,971	244,375
5.50% due 11/01/32	613,134	621,456
5.50% due 04/01/33	930,491	943,216
5.50% due 08/01/33	465,839	472,789
5.50% due 12/01/33	791,294	801,673
5.50% due 01/01/34	1,655,374	1,675,728
5.50% due 11/01/34	970,689	982,624
5.50% due 09/01/35	943,981	955,024
5.50% due 01/01/36	808,656	818,116
5.50% due 04/01/36	861,631	871,117
6.00% due 04/01/17	157,724	162,689
6.00% due 05/01/17	277,018	285,737
6.00% due 09/15/29(3)	455,602	468,497
6.00% due 05/01/31	134,951	139,404
6.00% due 09/01/32	84,025	86,694
6.00% due 12/01/33	564,671	583,112
6.00% due 05/01/34	572,925	589,683
6.00% due 01/01/35	1,151,559	1,181,991
6.04% due 03/01/37(6)	923,473	946,082
6.50% due 02/01/14	95,226	99,733
6.50% due 01/01/32	248,166	259,510
7.00% due 02/01/15	22,107	23,202
7.00% due 03/01/15	61,445	64,538
7.00% due 06/01/15	23,074	24,259
7.00% due 12/01/15	6,366	6,693
7.00% due 03/01/16	54,334	57,124
7.00% due 02/01/27	47,416	50,384
7.00% due 05/01/30	97	103
7.00% due 01/01/32	67,463	71,519
7.50% due 12/01/30	84,855	91,802
7.50% due 01/01/31	89,322	96,635
7.50% due 02/01/31	16,599	17,958
8.00% due 08/01/30	13,933	15,128
REMIC
Series 3228, Class PH 5.50% due 04/15/27(3)	628,133	646,364
Series 3200, Class GA 5.50% due 10/15/27(3)	394,435	405,955
Series 2981, Class PC 5.50% due 10/15/31(3)	2,000,000	2,046,939
Series 2808, Class PG 5.50% due 04/15/33(3)	600,000	611,989
Series 2449, Class ND 6.50% due 05/15/30(3)	275,061	276,526

		29,556,755

Federal National Mtg. Assoc. — 8.4%
4.00% due 09/01/18	1,140,528	1,120,818
4.00% due 10/01/18	2,579,342	2,534,768
4.25% due 05/15/09	500,000	511,023
4.50% due 12/01/18	499,537	499,593
4.50% due 11/01/19	937,729	936,135
4.75% due 11/19/12	750,000	800,347
5.00% due 01/01/18	798,340	809,655
5.00% due 06/01/18	793,463	805,376
5.00% due 10/01/18	563,555	571,853
5.00% due 12/01/19	780,734	790,858
5.00% due 04/01/34	1,257,611	1,247,476
5.00% due 06/01/34	807,078	800,574
5.50% due 01/01/17	323,490	333,265
5.50% due 02/01/33	936,090	950,921
5.50% due 05/01/33	467,436	473,887
5.50% due 06/01/33	794,216	805,203
5.50% due 02/01/34	1,355,362	1,369,671
5.50% due 04/01/34	375,469	379,982
5.50% due 08/01/34	524,747	530,220
5.50% due 09/01/34	1,066,432	1,077,552
5.50% due 01/01/35	711,753	720,307
5.50% due 02/01/35	676,365	684,144
5.50% due 03/01/35	896,519	907,294
6.00% due 08/01/18	68,448	70,896
6.00% due 10/01/22	359,877	371,823
6.00% due 05/01/31	234,276	241,718
6.00% due 08/01/31	387,189	399,488
6.00% due 04/01/32	237,975	245,275
6.00% due 01/01/34	465,677	479,462
6.00% due 09/01/34	682,120	701,180
6.00% due 10/01/35	689,932	708,015
6.00% due 04/01/37	927,468	950,942
6.25% due 02/01/11	1,000,000	1,075,739
6.50% due 06/01/19	55,810	58,368
6.50% due 09/01/24	112,332	117,016
6.50% due 09/01/25	19,256	20,157
6.50% due 11/01/25	35,029	36,675
6.50% due 05/01/26	27,004	28,278
6.50% due 11/01/27	1,370	1,434
6.50% due 07/01/29	227,516	238,123
6.50% due 07/01/31	11,115	11,599
6.50% due 01/01/32	57,779	60,293
6.50% due 03/01/32	305,406	318,454
6.50% due 04/01/32	379,214	395,317
6.50% due 12/01/32	133,966	139,654
6.50% due 07/01/34	287,018	298,598
7.00% due 05/01/15	2,246	2,359
7.00% due 12/01/15	4,816	5,058

7.00% due 01/01/16	51,205	53,770
7.00% due 04/01/16	18,359	19,270
7.00% due 05/01/29	34,540	36,778
7.00% due 09/01/29	8,962	9,542
7.00% due 12/01/29	7,979	8,496
7.00% due 01/01/31	13,513	14,387
7.00% due 07/01/31	48,032	51,096
7.50% due 02/01/16	193,623	204,439
7.50% due 11/01/30	84,244	88,972
7.50% due 01/01/31	179,768	193,924
7.50% due 02/01/31	35,115	37,870
7.50% due 03/01/31	56,193	59,378
8.00% due 01/01/16	314,479	332,581
REMIC
Series 2007-79, Class MD 5.50% due 12/25/35(3)	1,000,000	1,005,454
Series 1993-248, Class SA 5.67% due 08/25/23(3)(6)	217,273	213,615
Series 2002-16, Class TM 7.00% due 04/25/32(3)	561,083	595,973

		29,562,388

Government National Mtg. Assoc. — 1.3%
5.50% due 07/20/33	690,111	703,967
5.50% due 02/20/34	487,829	497,418
5.50% due 03/20/34	463,101	472,203
6.00% due 05/20/32	199,446	206,419
6.00% due 07/20/33	399,393	414,280
6.00% due 08/15/34	757,283	783,724
6.50% due 11/15/23	110,384	115,298
6.50% due 12/15/23	360,218	376,252
6.50% due 02/15/24	88,002	92,127
6.50% due 03/20/27	8,708	9,119
6.50% due 04/20/27	44,386	46,482
6.50% due 07/15/32	139,219	145,306
6.50% due 04/20/34	255,724	266,778
7.00% due 12/15/22	20,564	22,013
7.00% due 05/15/23	5,874	6,293
7.00% due 06/15/23	8,661	9,278
7.00% due 12/15/23	19,608	20,997
7.00% due 04/15/28	14,512	15,525
7.50% due 08/15/30	16,783	18,083
7.50% due 09/15/30	8,438	9,092
7.50% due 11/15/30	47,341	51,008
7.50% due 01/15/31	26,368	28,398
REMIC
Series 2002-70, Class PA 4.50% due 08/20/32(3)	99,659	99,820

		4,409,880

Total U.S. Government Agencies (cost $66,180,071)		66,890,197

U.S. GOVERNMENT TREASURIES — 4.4%
United States Treasury Bonds — 0.8%
4.50% due 02/15/36	1,000,000	1,033,047
5.00% due 05/15/37	1,500,000	1,678,008

		2,711,055

United States Treasury Notes — 3.6%
3.13% due 11/30/09	2,000,000	2,048,594
3.25% due 08/15/08	500,000	503,360
3.50% due 12/15/09	1,000,000	1,032,031
3.63% due 10/31/09	2,000,000	2,062,500
4.00% due 11/15/12	3,000,000	3,221,484
4.25% due 08/15/14	2,000,000	2,185,938
5.13% due 05/15/16	1,500,000	1,708,828

		12,762,735

Total U.S. Government Treasuries (cost $14,609,615)		15,473,790

Total Long-Term Investment Securities (cost $322,281,950)		328,686,165

REPURCHASE AGREEMENT — 6.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.80%, dated 03/31/08, to be repurchased 04/01/08 in the amount of $21,278,473 and collateralized by $17,885,000 of U.S. Treasury Bonds bearing interest at 6.00% due 02/15/26 and having approximate value of $21,707,919 (cost $21,278,000)	21,278,000	21,278,000

TOTAL INVESTMENTS (cost $343,559,950)(7)	99.7%	349,964,165
Other assets less liabilities	0.3	1,219,236

NET ASSETS	100.0%	$351,183,401

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $2,325,861 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at March 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Consists of more than one type of securities traded together as a unit.

(3)	Collateralized Mortgage Obligation

(4)	Illiquid security

(5)	Fair valued security; see Note 1

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(7)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depository Receipt

REMIC	— Real Estate Mortgage Investment Conduit
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.9%
Aerospace/Defense — 2.3%
Boeing Co.	615	$45,738
Lockheed Martin Corp.	1,070	106,251
Northrop Grumman Corp.	2,000	155,620

		307,609

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	1,050	72,261

Apparel Manufacturers — 0.9%
Carter’s, Inc.†	3,100	50,065
Gymboree Corp.†	1,950	77,766

		127,831

Applications Software — 3.2%
Infosys Technologies, Ltd. ADR	2,500	89,425
Microsoft Corp.	12,245	347,513

		436,938

Athletic Footwear — 0.7%
NIKE, Inc., Class B	1,395	94,860

Auto-Heavy Duty Trucks — 0.4%
Oshkosh Truck Corp.	1,350	48,978

Banks-Commercial — 0.4%
Banco Itau Holding Financeira SA ADR	2,150	48,934

Banks-Fiduciary — 1.1%
State Street Corp.	1,870	147,730

Banks-Super Regional — 6.1%
Bank of America Corp.	12,355	468,378
PNC Financial Services Group, Inc.	3,580	234,741
Wachovia Corp.	4,710	127,170

		830,289

Beverages-Non-alcoholic — 2.3%
PepsiCo, Inc.	4,375	315,875

Cellular Telecom — 0.8%
America Movil SAB de CV, Series L ADR	1,600	101,904

Commercial Services — 0.3%
Iron Mountain, Inc.†	1,300	34,372

Computers — 2.7%
Apple, Inc.†	265	38,028
Hewlett-Packard Co.	6,320	288,571
International Business Machines Corp.	200	23,028
Research In Motion Ltd.†	180	20,201

		369,828

Computers-Memory Devices — 1.8%
EMC Corp.†	17,000	243,780

Consulting Services — 0.4%
Accenture Ltd., Class A	1,640	57,679

Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	600	46,746
Procter & Gamble Co.	3,260	228,428

		275,174

Diversified Manufacturing Operations — 3.0%
General Electric Co.	11,165	413,217

Diversified Minerals — 1.7%
Cia Vale do Rio Doce ADR	6,770	234,513

E-Commerce/Services — 0.4%
priceline.com, Inc.†	460	55,596

Electric-Integrated — 4.4%
American Electric Power Co., Inc.	6,460	268,930
Exelon Corp.	3,995	324,673

		593,603

Electronic Components-Semiconductors — 0.4%
MEMC Electronic Materials, Inc.†	800	56,720

Electronic Connectors — 1.1%
Thomas & Betts Corp.†	4,250	154,572

Electronic Forms — 0.4%
Adobe Systems, Inc.†	1,355	48,224

Energy-Alternate Sources — 0.1%
Suntech Power Holdings Co., Ltd. ADR†	400	16,224

Engineering/R&D Services — 0.3%
ABB, Ltd. ADR	1,700	45,764

Enterprise Software/Service — 1.5%
Oracle Corp.†	10,740	210,074

Finance-Investment Banker/Broker — 1.4%
JPMorgan Chase & Co.	2,945	126,488
Merrill Lynch & Co., Inc.	1,390	56,628

		183,116

Finance-Other Services — 0.1%
CME Group, Inc.	25	11,728

Human Resources — 1.8%
Manpower, Inc.	4,230	237,980

Instruments-Scientific — 0.6%
Waters Corp.†	1,370	76,309

Insurance-Multi-line — 0.7%
ACE, Ltd.	1,705	93,877

Insurance-Property/Casualty — 0.6%
W.R. Berkley Corp.	2,950	81,686

Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	480	43,555
Franklin Resources, Inc.	430	41,706
Invesco, Ltd.	6,865	167,231

		252,492

Machinery-Construction & Mining — 3.0%
Caterpillar, Inc.	4,025	315,117
Terex Corp.†	1,450	90,625

		405,742

Machinery-Pumps — 0.5%
Graco, Inc.	2,050	74,333

Medical Instruments — 1.8%
Medtronic, Inc.	3,745	181,146
St. Jude Medical, Inc.†	1,600	69,104

		250,250

Medical Products — 1.4%
Covidien, Ltd.	2,995	132,529
Smith & Nephew PLC ADR	940	62,030

		194,559

Medical-Biomedical/Gene — 3.1%
Amgen, Inc.†	3,925	163,987
Genentech, Inc.†	2,285	185,496
Genzyme Corp.†	935	69,695

		419,178

Medical-Drugs — 2.2%
Abbott Laboratories	1,780	98,167
AstraZeneca PLC ADR	1,660	63,063
Eli Lilly & Co.	1,240	63,972
Merck & Co., Inc.	1,900	72,105

		297,307

Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	1,600	73,904

Medical-HMO — 2.7%
Coventry Health Care, Inc.†	3,260	131,541
UnitedHealth Group Inc.	4,505	154,792
WellPoint, Inc.†	1,800	79,434

		365,767

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	460	24,155

Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	1,195	121,986

Metal-Diversified — 2.6%
Freeport-McMoRan Copper & Gold, Inc.	3,605	346,873

Multimedia — 0.8%
Viacom, Inc., Class B†	2,670	105,785

Networking Products — 2.3%
Cisco Systems, Inc.†	13,040	314,134

Oil & Gas Drilling — 2.0%
Transocean, Inc.†	2,031	274,591

Oil Companies-Exploration & Production — 4.9%
Apache Corp.	1,915	231,370
EOG Resources, Inc.	2,850	342,000
St. Mary Land & Exploration Co.	1,500	57,750
Woodside Petroleum, Ltd. ADR	800	39,600

		670,720

Oil Companies-Integrated — 4.3%
ConocoPhillips	1,300	99,073
Exxon Mobil Corp.	4,000	338,320
Hess Corp.	150	13,227
Petroleo Brasileiro SA ADR	1,350	137,848

		588,468

Oil-Field Services — 2.6%
Halliburton Co.	1,779	69,968
Hercules Offshore, Inc.†	5,970	149,966
Schlumberger, Ltd.	1,500	130,500

		350,434

Pipelines — 0.4%
Williams Cos., Inc.	1,645	54,252

Retail-Apparel/Shoe — 1.4%
American Eagle Outfitters, Inc.	7,525	131,763
The Gap, Inc.	2,885	56,777

		188,540

Retail-Discount — 1.5%
Wal-Mart Stores, Inc.	3,900	205,452

Retail-Office Supplies — 1.1%
Staples, Inc.	6,470	143,052

Retail-Regional Department Stores — 1.6%
Kohl’s Corp.†	5,050	216,594

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	1,100	35,805

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	3,445	67,212

Steel-Producer — 0.5%
United States Steel Corp.	535	67,875

Telecom Equipment-Fiber Optics — 1.9%
Corning, Inc.	10,490	252,180

Telephone-Integrated — 2.2%
AT&T, Inc.	7,760	297,208

Tobacco — 1.4%
Altria Group, Inc.	2,570	57,054
Philip Morris International, Inc.†	2,570	129,991

		187,045

Transport-Rail — 0.4%
Union Pacific Corp.	450	56,421

Web Portals/ISP — 1.0%
Google, Inc., Class A†	310	136,546

Wireless Equipment — 1.6%
Nokia Oyj ADR	1,900	60,477
QUALCOMM, Inc.	3,895	159,695

		220,172

Total Long-Term Investment Securities (cost $13,203,559)		13,286,277

REPURCHASE AGREEMENT — 2.0%
BNP Paribas Joint Repurchase Agreement(1) (cost $270,000)	$270,000	270,000

TOTAL INVESTMENTS (cost $13,473,559) (2)	99.9%	13,556,277
Other assets less liabilities	0.1	18,796

NET ASSETS	100.0%	$13,575,073

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Porfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 97.9%
Aerospace/Defense — 1.8%
Boeing Co.	18,285	$1,359,855
Lockheed Martin Corp.	47,045	4,671,569
Northrop Grumman Corp.	79,300	6,170,333

		12,201,757

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	46,095	3,172,258

Agricultural Chemicals — 0.4%
Agrium, Inc.	50,100	3,111,711

Apparel Manufacturers — 2.0%
Carter’s, Inc.†	302,500	4,885,375
Gildan Activewear, Inc.†	147,600	5,514,336
True Religion Apparel, Inc.†	161,500	2,995,825

		13,395,536

Applications Software — 1.7%
Microsoft Corp.	422,230	11,982,887

Auto-Heavy Duty Trucks — 0.7%
Oshkosh Truck Corp., Class B	132,900	4,821,612

Banks-Fiduciary — 0.9%
State Street Corp.	75,075	5,930,925

Banks-Super Regional — 5.5%
Bank of America Corp.	490,525	18,595,803
Huntington Bancshares, Inc.†	138,700	1,491,025
PNC Financial Services Group, Inc.	174,940	11,470,816
Wachovia Corp.	221,480	5,979,960

		37,537,604

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	188,085	13,579,737

Cellular Telecom — 0.3%
NII Holdings, Inc.†	68,100	2,164,218

Commercial Services — 0.9%
Iron Mountain, Inc.†	62,930	1,663,869
Steiner Leisure, Ltd.†	130,332	4,300,956

		5,964,825

Commercial Services-Finance — 0.5%
The Western Union Co.	160,800	3,420,216

Computer Aided Design — 0.7%
Autodesk, Inc.†	147,400	4,640,152

Computer Services — 1.8%
Cognizant Technology Solutions Corp., Class A†	133,800	3,857,454
DST Systems, Inc.†	35,100	2,307,474
Perot Systems Corp., Class A†	405,512	6,098,900

		12,263,828

Computers — 1.8%
Apple, Inc.†	14,700	2,109,450
Hewlett-Packard Co.	207,490	9,473,993
Research In Motion Ltd.†	7,860	882,128

		12,465,571

Computers-Memory Devices — 1.5%
EMC Corp.†	514,440	7,377,070
NetApp, Inc.†	143,300	2,873,165

		10,250,235

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	158,455	11,102,942

Diversified Manufacturing Operations — 2.4%
General Electric Co.	442,995	16,395,245

Diversified Minerals — 1.0%
Cia Vale do Rio Doce ADR	208,165	7,210,836

Drug Delivery Systems — 0.7%
Hospira, Inc.†	111,300	4,760,301

E-Commerce/Services — 0.5%
priceline.com, Inc.†	28,100	3,396,166

Electric-Integrated — 4.5%
American Electric Power Co., Inc.	410,895	17,105,559
Exelon Corp.	169,235	13,753,728

		30,859,287

Electronic Components-Semiconductors — 0.9%
MEMC Electronic Materials, Inc.†	92,760	6,576,684

Electronic Connectors — 2.0%
Amphenol Corp., Class A	123,900	4,615,275
Thomas & Betts Corp.†	260,740	9,483,114

		14,098,389

Energy-Alternate Sources — 0.2%
Suntech Power Holdings Co., Ltd. ADR†	35,800	1,452,048

Engineering/R&D Services — 0.3%
ABB, Ltd. ADR	74,400	2,002,848

Enterprise Software/Service — 1.3%
BMC Software, Inc.†	105,200	3,421,104
Oracle Corp.†	268,785	5,257,435

		8,678,539

Finance-Investment Banker/Broker — 1.4%
JPMorgan Chase & Co.	171,980	7,386,541
Merrill Lynch & Co., Inc.	60,680	2,472,103

		9,858,644

Finance-Other Services — 0.2%
CME Group, Inc.	2,455	1,151,641

Financial Guarantee Insurance — 0.2%
MBIA, Inc.	142,800	1,745,016

Human Resources — 2.0%
Manpower, Inc.	244,250	13,741,505

Instruments-Scientific — 0.7%
Waters Corp.†	86,400	4,812,480

Insurance-Multi-line — 0.6%
ACE, Ltd.	75,025	4,130,876

Insurance-Property/Casualty — 0.7%
W.R. Berkley Corp.	168,850	4,675,456

Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	29,300	2,658,682
Franklin Resources, Inc.	21,150	2,051,338
Invesco, Ltd.	392,650	9,564,954

		14,274,974

Machinery-Construction & Mining — 3.0%
Caterpillar, Inc.	154,620	12,105,200
Terex Corp.†	134,400	8,400,000

		20,505,200

Machinery-Pumps — 0.9%
Graco, Inc.	169,800	6,156,948

Medical Instruments — 1.1%
Medtronic, Inc.	152,665	7,384,406

Medical Products — 0.9%
Covidien, Ltd.	77,950	3,449,287
Smith & Nephew PLC	41,635	2,747,494

		6,196,781

Medical-Biomedical/Gene — 2.4%
Amgen, Inc.†	100,820	4,212,260
Genentech, Inc.†	58,750	4,769,325
Genzyme Corp.†	39,110	2,915,259
Invitrogen Corp.†	50,800	4,341,876

		16,238,720

Medical-Drugs — 3.0%
Abbott Laboratories	78,635	4,336,720
AstraZeneca PLC ADR	73,210	2,781,248
Cephalon, Inc.†	106,900	6,884,360
Eli Lilly & Co.	55,075	2,841,319
Merck & Co., Inc.	98,720	3,746,424

		20,590,071

Medical-Generic Drugs — 0.7%
Barr Pharmaceuticals, Inc.†	99,400	4,802,014

Medical-HMO — 2.2%
Coventry Health Care, Inc.†	219,000	8,836,650
Health Net, Inc.†	104,000	3,203,200
UnitedHealth Group Inc.	101,630	3,492,007

		15,531,857

Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	41,900	2,200,169

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	65,500	6,686,240

Metal-Diversified — 2.8%
Freeport-McMoRan Copper & Gold, Inc.	201,125	19,352,247

Motion Pictures & Services — 0.7%
Dreamworks Animation SKG, Inc., Class A†	178,300	4,596,574

Multimedia — 0.7%
Viacom, Inc., Class B†	114,750	4,546,395

Networking Products — 2.1%
Cisco Systems, Inc.†	406,830	9,800,535
Foundry Networks, Inc.†	379,500	4,394,610

		14,195,145

Office Furnishings-Original — 0.7%
Herman Miller, Inc.	195,900	4,813,263

Oil & Gas Drilling — 1.3%
Atwood Oceanics, Inc.†	43,629	4,001,652
Noble Corp.	107,200	5,324,624

		9,326,276

Oil Companies-Exploration & Production — 5.9%
Apache Corp.	105,535	12,750,739
EOG Resources, Inc.	78,875	9,465,000
Noble Energy, Inc.	124,300	9,049,040
Ultra Petroleum Corp.†	94,300	7,308,250
Woodside Petroleum, Ltd. ADR	38,700	1,915,650

		40,488,679

Oil Companies-Integrated — 2.2%
ConocoPhillips	56,900	4,336,349
Exxon Mobil Corp.	87,085	7,365,649
Petroleo Brasileiro SA ADR	35,500	3,624,905

		15,326,903

Oil Field Machinery & Equipment — 0.8%
Complete Production Services, Inc.†	87,000	1,995,780
National-Oilwell Varco, Inc.†	60,700	3,543,666

		5,539,446

Oil-Field Services — 3.6%
Halliburton Co.	78,568	3,090,080
Hercules Offshore, Inc.†	312,844	7,858,641
Schlumberger, Ltd.	75,500	6,568,500
Transocean, Inc.†	52,496	7,097,459

		24,614,680

Pipelines — 0.3%
Williams Cos., Inc.	73,530	2,425,019

Retail-Apparel/Shoe — 3.0%
American Eagle Outfitters, Inc.	460,010	8,054,775
Gymboree Corp.†	162,700	6,488,476
Jos. A. Bank Clothiers, Inc.†	186,150	3,816,075
The Gap, Inc.	127,225	2,503,788

		20,863,114

Retail-Auto Parts — 0.5%
O’Reilly Automotive, Inc.†	115,200	3,285,504

Retail-Discount — 1.4%
Wal-Mart Stores, Inc.	189,780	9,997,610

Retail-Office Supplies — 0.5%
Staples, Inc.	148,615	3,285,878

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.†	134,820	5,782,430

Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	152,000	4,947,600

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	151,845	2,962,496
Lam Research Corp.†	97,600	3,730,272
Varian Semiconductor Equipment Associates, Inc.†	89,876	2,530,009

		9,222,777

Steel-Producer — 0.4%
United States Steel Corp.	23,695	3,006,185

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	290,350	6,980,014

Telephone-Integrated — 1.3%
AT&T, Inc.	229,090	8,774,147

Tobacco — 1.3%
Altria Group, Inc.	120,670	2,678,874
Philip Morris International, Inc.†	120,670	6,103,489

		8,782,363

Transport-Rail — 0.5%
Union Pacific Corp.	25,500	3,197,190

Transport-Services — 0.8%
Hub Group, Inc., Class A†	159,500	5,245,955

Web Portals/ISP — 0.4%
Google, Inc., Class A†	7,150	3,149,361

Wireless Equipment — 1.1%
QUALCOMM, Inc.	179,295	7,351,095

Total Long-Term Investment Securities (cost $698,051,518)		673,215,205

REPURCHASE AGREEMENT — 1.4%
BNP Paribas Joint Repurchase Agreement (1) (cost $9,695,000)	$9,695,000	9,695,000

TOTAL INVESTMENTS (cost $707,746,518) (2)	99.3%	682,910,205
Other assets less liabilities	0.7	4,570,701

NET ASSETS	100.0%	$687,480,906

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

ADR	- American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 94.5%
Advanced Materials — 0.6%
Hexcel Corp.†	433,100	$8,276,541

Advertising Sales — 1.5%
Focus Media Holding, Ltd. ADR†	645,200	22,678,780

Aerospace/Defense — 2.5%
Lockheed Martin Corp.	197,600	19,621,680
Rockwell Collins, Inc.	309,900	17,710,785

		37,332,465

Agricultural Chemicals — 2.9%
Monsanto Co.	260,900	29,090,350
Terra Industries, Inc.†	395,500	14,052,115

		43,142,465

Apparel Manufacturer — 0.3%
Bosideng International Holdings,Ltd.†(1)	22,160,000	4,153,981

Applications Software — 1.7%
Microsoft Corp.	458,200	13,003,716
Nuance Communications, Inc.†	756,100	13,163,701

		26,167,417

Banks-Commercial — 1.1%
Julius Baer Holding AG(1)	218,150	16,100,416

Beverages-Non-alcoholic — 2.4%
Hansen Natural Corp.†	499,300	17,625,290
PepsiCo, Inc.	246,900	17,826,180

		35,451,470

Chemicals-Diversified — 1.2%
FMC Corp.	314,900	17,473,801

Coal — 2.4%
CONSOL Energy, Inc.	530,100	36,677,619

Commercial Services — 0.8%
Iron Mountain, Inc.†	467,315	12,355,809

Computers — 3.3%
Apple, Inc.†	160,600	23,046,100
Research In Motion Ltd.†(2)	241,800	27,137,214

		50,183,314

Computers-Memory Devices — 0.7%
NetApp, Inc.†	532,400	10,674,620

Containers-Paper/Plastic — 1.5%
Sealed Air Corp.	901,800	22,770,450

Data Processing/Management — 0.5%
Commvault Systems, Inc.†	620,000	7,688,000

Diversified Minerals — 1.1%
BHP Billiton, Ltd. ADR	120,500	7,934,925
Cia Vale do Rio Doce ADR	259,300	8,982,152

		16,917,077

E-Commerce/Services — 1.5%
Ctrip.com International, Ltd. ADR	429,000	22,745,580

Electric-Integrated — 1.5%
Exelon Corp.	285,700	23,218,839

Electronic Components-Semiconductors — 1.5%
MEMC Electronic Materials, Inc.†	309,000	21,908,100

Electronic Measurement Instruments — 3.3%
FLIR Systems, Inc.†	1,676,400	50,442,876

Energy-Alternate Sources — 1.3%
Sunpower Corp., Class A†	152,200	11,340,422
Suntech Power Holdings Co., Ltd. ADR†	190,550	7,728,708

		19,069,130

Engineering/R&D Services — 2.1%
ABB, Ltd. ADR	1,169,200	31,474,864

Enterprise Software/Service — 2.2%
Autonomy Corp PLC†(1)	838,779	15,287,288
Concur Technologies, Inc.†	553,800	17,195,490

		32,482,778

Entertainment Software — 1.8%
Electronic Arts, Inc.†	222,600	11,112,192
THQ, Inc.†	762,200	16,615,960

		27,728,152

Filtration/Separation Products — 0.9%
Pall Corp.	381,000	13,361,670

Finance-Other Services — 0.2%
MF Global, Ltd.†	295,000	2,923,450

Food-Misc. — 1.6%
Nestle SA(1)	49,002	24,496,702

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	366,000	6,394,020

Health Care Cost Containment — 0.9%
McKesson Corp.	260,000	13,616,200

Insurance-Life/Health — 1.1%
AFLAC, Inc.	264,500	17,179,275

Insurance-Multi-line — 0.9%
Assurant, Inc.	215,200	13,097,072

Internet Security — 2.1%
McAfee, Inc.†	443,120	14,662,841
VeriSign, Inc.†	505,700	16,809,468

		31,472,309

Machinery-Pumps — 1.4%
Flowserve Corp.	207,800	21,690,164

Marine Services — 1.3%
Aegean Marine Petroleum Inc.	589,400	20,163,374

Medical Instruments — 2.6%
Beckman Coulter, Inc.	279,830	18,063,026
Intuitive Surgical, Inc.†	4,900	1,589,315
St. Jude Medical, Inc.†	458,900	19,819,891

		39,472,232

Medical Labs & Testing Services — 0.8%
Laboratory Corp. of America Holdings†	161,800	11,921,424

Medical-Biomedical/Gene — 1.8%
Charles River Laboratories International, Inc.†	472,600	27,855,044

Medical-Drugs — 6.5%
Abbott Laboratories	493,100	27,194,465
Auxilium Pharmaceuticals, Inc.†	453,300	12,121,242
Cephalon, Inc.†	302,700	19,493,880
Elan Corp. PLC ADR†	391,400	8,164,604
Schering-Plough Corp.	1,208,400	17,413,044
Shionogi & Co., Ltd(1)	796,000	13,613,702

		98,000,937

Medical-Generic Drugs — 0.8%
Teva Pharmaceutical Industries, Ltd. ADR	270,000	12,471,300

Motion Pictures & Services — 0.7%
Dreamworks Animation SKG, Inc., Class A†	430,200	11,090,556

Non-Ferrous Metals — 0.6%
Cameco Corp.	284,200	9,361,548

Non-Hazardous Waste Disposal — 1.1%
Republic Services, Inc.	554,100	16,201,884

Oil-Field Services — 1.2%
Transocean, Inc†	131,524	17,782,045

Oil Companies-Exploration & Production — 3.1%
Chesapeake Energy Corp.	336,900	15,547,935
EOG Resources, Inc.	128,900	15,468,000
OAO Gazprom ADR(1)	298,350	15,227,749

		46,243,684

Patient Monitoring Equipment — 0.8%
Mindray Medical International, Ltd., Class A ADR	431,972	12,501,270

Physical Therapy/Rehabilitation Centers — 0.8%
Psychiatric Solutions, Inc.†	339,600	11,519,232

Research & Development — 1.9%
Pharmaceutical Product Development, Inc.	670,800	28,106,520

Retail-Apparel/Shoe — 1.3%
Under Armour, Inc., Class A†	534,400	19,559,040

Retail-Discount — 2.0%
Big Lots, Inc.†	245,400	5,472,420
Costco Wholesale Corp.	371,600	24,142,852

		29,615,272

Retail-Sporting Goods — 2.7%
Dick’s Sporting Goods, Inc.†	1,261,000	33,769,580
Zumiez, Inc.†	419,200	6,577,248

		40,346,828

School — 0.4%
ITT Educational Services, Inc.†	133,100	6,113,283

Soap & Cleaning Preparation — 1.2%
Church & Dwight Co., Inc.	346,700	18,805,008

Specified Purpose Acquisitions — 0.6%
Liberty Acquisition Holdings Corp.†(3)	909,600	9,459,840

Steel-Producer — 1.4%
United States Steel Corp.	167,700	21,276,099

Telecom Equipment-Fiber Optics — 1.3%
Ciena Corp.†	614,400	18,941,952

Telecommunication Equipment — 1.0%
Nice Systems, Ltd. ADR†	518,342	14,627,611

Therapeutics — 2.4%
Amylin Pharmaceuticals, Inc.†	519,500	15,174,595
Gilead Sciences, Inc.†	396,100	20,411,033

		35,585,628

Toys — 1.5%
Nintendo Co., Ltd(1)	44,200	22,897,214

Web Hosting/Design — 1.5%
Equinix, Inc.†	350,300	23,291,447

Wireless Equipment — 1.9%
QUALCOMM, Inc.	695,500	28,515,500

X-Ray Equipment — 2.1%
Hologic, Inc.†	559,800	31,124,880

Total Common Stock (cost $1,337,674,663)		1,424,196,058

OPTIONS — PURCHASED — 0.1%
Computers — 0.1%
Research In Motion Ltd. April 2008 (strike price $100.00) (cost $1,385,170)	2,418	822,120

Total Long-Term Investment Securities (cost $1,339,059,833)		1,425,018,178

REPURCHASE AGREEMENT — 5.1%
BNP Paribas Joint Repurchase Agreement(4) (cost $77,520,000)	$77,520,000	77,520,000

TOTAL INVESTMENTS (cost $1,416,579,833) (5)	99.7%	1,502,538,178
Other assets less liabilities	0.3	5,119,525

NET ASSETS	100.0%	$1,507,657,703

†	Non-income producing security

(1)	Security was valued using fair value procedures at March 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	A portion of this security is subject to options written

(3)	Consists of more than one type of security traded together as a unit.

(4)	See Note 2 for details of Joint Repurchase Agreement.

(5)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt
Open call option contracts written March 31, 2008 were as follows:

						Unrealized
	Contract	Strike	Number of	Premiums	Market Value at	Appreciation
Issue	Month	Price	Contracts	Received	March 31, 2008	(Depreciation)
Research in Motion Ltd.	June 2008	$130.00	2,418	$1,067,035	$1,595,880	($528,845)

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 89.0%
Coal — 5.2%
CONSOL Energy, Inc.	238,200	$16,481,058
Peabody Energy Corp.	198,600	10,128,600

		26,609,658

Diversified Minerals — 4.5%
Anglo American PLC(1)	88,634	5,325,036
Teck Cominco, Ltd.	108,000	4,428,584
Xstrata PLC(1)	190,949	13,371,582

		23,125,202

Metal-Aluminum — 1.9%
Alumina, Ltd.(1)	1,947,927	10,006,709

Metal-Diversified — 6.0%
Freeport-McMoRan Copper & Gold, Inc.	161,500	15,539,530
Vedanta Resources PLC(1)	373,445	15,530,288

		31,069,818

Mining — 5.0%
AngloGold Ashanti, Ltd. ADR	310,600	10,547,976
Barrick Gold Corp.	163,749	7,114,894
Gold Fields, Ltd.(1)	587,803	8,206,410

		25,869,280

Non-Ferrous Metals — 1.8%
Cameco Corp.	285,000	9,387,900

Oil Companies-Exploration & Production — 26.3%
Canadian Natural Resources, Ltd.	282,200	19,319,201
Denbury Resources, Inc.†	267,600	7,639,980
Devon Energy Corp.	57,700	6,019,841
EnCana Corp.	263,782	20,096,208
EOG Resources, Inc.	228,900	27,468,000
Newfield Exploration Co.†	134,000	7,081,900
Noble Energy, Inc.	74,500	5,423,600
OAO Gazprom ADR(1)	177,050	9,036,611
Penn West Energy Trust	101,900	2,851,162
Talisman Energy, Inc.	643,600	11,417,951
Ultra Petroleum Corp.†	56,800	4,402,000
XTO Energy, Inc.	230,927	14,285,144

		135,041,598

Oil Companies-Integrated — 22.2%
BP PLC ADR	222,700	13,506,755
ConocoPhillips	123,360	9,401,266
ENI SPA ADR	78,000	5,312,580
Exxon Mobil Corp.	218,984	18,521,667
LUKOIL ADR	104,700	8,983,260
Marathon Oil Corp.	114,400	5,216,640
Petro-Canada	112,900	4,918,786
Petroleo Brasileiro SA ADR	178,900	18,267,479
Royal Dutch Shell PLC ADR	75,800	5,228,684
Suncor Energy, Inc.	106,300	10,274,268
Total SA ADR	195,500	14,468,955

		114,100,340

Oil Refining & Marketing — 2.9%
Valero Energy Corp.	304,000	14,929,440

Oil-Field Services — 5.1%
Baker Hughes, Inc.	184,300	12,624,550
Halliburton Co.	197,700	7,775,541
Transocean, Inc.†	41,945	5,670,964

		26,071,055

Paper & Related Products — 0.6%
Mondi PLC (1)	24,350	201,966
Smurfit-Stone Container Corp.†	359,400	2,767,380

		2,969,346

Pipelines — 1.7%
Equitable Resources, Inc.	150,200	8,846,780

Platinum — 2.5%
Anglo American Platinum Corp., Ltd.(1)	87,554	12,853,101

Steel-Producers — 3.3%
ArcelorMittal	112,509	9,203,236
Nucor Corp.	40,900	2,770,566
POSCO ADR	40,300	4,794,894

		16,768,696

Total Common Stock (cost $247,828,007)		457,648,923

PREFERRED STOCK — 5.6%
Diversified Minerals — 5.2%
Cia Vale do Rio Doce ADR	926,100	26,995,815

Platinum — 0.4%
Anglo Platinum, Ltd. (Convertible) 6.38%(2)	37,751	1,987,630

Total Preferred Stock (cost $4,168,421)		28,983,445

Total Long-Term Investment Securities (cost $251,996,428)		486,632,368

REPURCHASE AGREEMENT — 4.8%
BNP Paribas Joint Repurchase Agreement (3) (cost $24,860,000)	$24,860,000	24,860,000

TOTAL INVESTMENTS (cost $276,856,428) (4)	99.4%	511,492,368
Other assets less liabilities	0.6	2,992,500

NET ASSETS	100.0%	$514,484,868

†	Non-income producing security

(1)	Security was valued using fair value procedures at March 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	Variable Rate Security — the rate reflected is as of March 31, 2008.

(3)	See Note 2 for details of Joint Repurchase Agreement.

(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 61.1%
Aerospace/Defense — 1.4%
Boeing Co.	1,155	$85,897
Lockheed Martin Corp.	1,930	191,649
Northrop Grumman Corp.	3,750	291,788

		569,334

Aerospace/Defense-Equipment — 0.3%
United Technologies Corp.	1,890	130,070

Apparel Manufacturers — 0.2%
Carter’s, Inc.†	5,700	92,055

Applications Software — 2.0%
Infosys Technologies, Ltd. ADR	4,500	160,965
Microsoft Corp.	21,965	623,367

		784,332

Athletic Footwear — 0.5%
NIKE, Inc., Class B	2,700	183,600

Auto-Heavy Duty Trucks — 0.2%
Oshkosh Truck Corp., Class B	2,500	90,700

Banks-Commercial — 0.2%
Banco Itau Holding Financeira SA	4,100	93,316

Banks-Fiduciary — 0.7%
State Street Corp.	3,380	267,020

Banks-Super Regional — 3.9%
Bank of America Corp.	22,205	841,792
PNC Financial Services Group, Inc.	6,360	417,025
Wachovia Corp.	10,090	272,430

		1,531,247

Beverages-Non-alcoholic — 1.5%
PepsiCo, Inc.	7,900	570,380

Cellular Telecom — 0.5%
America Movil SAB de CV, Series L ADR	2,900	184,701

Commercial Services — 0.1%
Iron Mountain, Inc.†	2,025	53,541

Computers — 1.7%
Apple, Inc. †	450	64,575
Hewlett-Packard Co.	11,860	541,527
International Business Machines Corp.	300	34,542
Research In Motion Ltd.†	325	36,475

		677,119

Computers-Memory Devices — 1.1%
EMC Corp. †	30,095	431,562

Consulting Services — 0.3%
Accenture Ltd., Class A	3,000	105,510

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	1,300	101,283
Procter & Gamble Co.	6,270	439,339

		540,622

Diversified Manufacturing Operations — 1.9%
General Electric Co.	20,585	761,851

Diversified Minerals — 1.1%
Cia Vale do Rio Doce ADR	12,125	420,010

E-Commerce/Services — 0.3%
priceline.com, Inc.†	880	106,357

Electric-Integrated — 2.8%
American Electric Power Co., Inc.	11,785	490,610
Exelon Corp.	7,405	601,804

		1,092,414

Electronic Components-Semiconductors — 0.2%
MEMC Electronic Materials, Inc. †	1,300	92,170

Electronic Connectors — 0.7%
Thomas & Betts Corp.†	7,725	280,958

Electronic Forms — 0.2%
Adobe Systems, Inc †	2,250	80,078

Energy-Alternate Sources — 0.1%
Suntech Power Holdings Co., Ltd. ADR†	700	28,392

Engineering/R&D Services — 0.2%
ABB, Ltd. ADR	3,300	88,836

Enterprise Software/Service — 1.0%
Oracle Corp.†	19,325	377,997

Finance-Investment Banker/Broker — 0.8%
JPMorgan Chase & Co.	5,195	223,125
Merrill Lynch & Co., Inc.	2,470	100,628

		323,753

Finance-Other Services — 0.1%
CME Group, Inc.	105	49,256

Human Resources — 1.1%
Manpower, Inc.	7,570	425,888

Instruments-Scientific — 0.4%
Waters Corp.†	2,640	147,048

Insurance-Multi-line — 0.4%
ACE, Ltd.	3,085	169,860

Insurance-Property/Casualty — 0.4%
W.R. Berkley Corp.	5,200	143,988

Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	900	81,666
Franklin Resources, Inc.	800	77,592
Invesco, Ltd.	12,580	306,449

		465,707

Machinery-Construction & Mining — 1.9%
Caterpillar, Inc.	7,680	601,267
Terex Corp.†	2,700	168,750

		770,017

Machinery-Pumps — 0.3%
Graco, Inc.	3,800	137,788

Medical Instruments — 1.2%
Medtronic, Inc.	6,935	335,446
St. Jude Medical, Inc.†	3,100	133,889

		469,335

Medical Products — 0.9%
Covidien, Ltd.	5,300	234,525
Smith & Nephew PLC	1,705	112,513

		347,038

Medical-Biomedical/Gene — 1.9%
Amgen, Inc.†	6,945	290,162
Genentech, Inc.†	4,090	332,026
Genzyme Corp.†	1,500	111,810

		733,998

Medical-Drugs — 1.4%
Abbott Laboratories	3,180	175,377
AstraZeneca PLC ADR	3,010	114,350
Eli Lilly & Co.	2,200	113,498
Merck & Co., Inc.	3,500	132,825

		536,050

Medical-Generic Drugs — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	3,000	138,570

Medical-HMO — 1.7%
Coventry Health Care, Inc.†	5,900	238,065
UnitedHealth Group Inc.	8,075	277,457
WellPoint, Inc.†	3,400	150,042

		665,564

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	800	42,008

Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	2,225	227,128

Metal-Diversified — 1.6%
Freeport-McMoRan Copper & Gold, Inc.	6,560	631,203

Multimedia — 0.5%
Viacom, Inc., Class B †	4,565	180,865

Networking Products — 1.4%
Cisco Systems, Inc.†	23,590	568,283

Oil Companies-Exploration & Production — 3.0%
Apache Corp.	3,495	422,266
EOG Resources, Inc.	4,980	597,600
St. Mary Land & Exploration Co.	2,900	111,650
Woodside Petroleum, Ltd. ADR	1,400	69,300

		1,200,816

Oil Companies-Integrated — 2.6%
ConocoPhillips	2,295	174,902
Exxon Mobil Corp.	7,290	616,588
Hess Corp.	300	26,454
Petroleo Brasileiro SA ADR	2,150	219,537

		1,037,481

Oil-Field Services — 2.8%
Halliburton Co.	3,225	126,839
Hercules Offshore, Inc.†	10,830	272,050
Schlumberger, Ltd.	2,700	234,900
Transocean, Inc †	3,397	459,274

		1,093,063

Pipelines — 0.2%
Williams Cos., Inc.	2,810	92,674

Retail-Apparel/Shoe — 1.2%
American Eagle Outfitters, Inc.	13,450	235,510
Gymboree Corp.†	3,600	143,568
The Gap, Inc.	5,180	101,942

		481,020

Retail-Discount — 0.9%
Wal-Mart Stores, Inc.	7,065	372,184

Retail-Office Supplies — 0.7%
Staples, Inc.	11,830	261,561

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.†	9,105	390,513

Retail-Restaurants — 0.2%
Darden Restaurants, Inc.	1,900	61,845

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	6,245	121,840

Steel-Producer — 0.3%
United States Steel Corp.	960	121,795

Telecom Equipment-Fiber Optics — 1.1%
Corning, Inc.	18,875	453,755

Telephone-Integrated — 1.4%
AT&T, Inc.	14,380	550,754

Tobacco — 0.8%
Altria Group, Inc.	4,600	102,120
Philip Morris International, Inc†	4,600	232,668

		334,788

Transport-Rail — 0.3%
Union Pacific Corp.	1,000	125,380

Web Portals/ISP — 0.6%
Google, Inc., Class A †	525	231,247

Wireless Equipment — 1.0%
Nokia Oyj ADR	3,500	111,405
QUALCOMM, Inc.	6,615	271,215

		382,620

Total Common Stock (cost $24,240,983)		24,120,855

ASSET BACKED SECURITIES — 5.0%
Diversified Financial Services — 5.0%
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/17(1)	$50,000	48,594
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	100,000	101,032
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T12, Class A4 4.68% due 08/13/39(1)(2)	100,000	96,872
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	100,000	95,342
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(1)	100,000	98,350

Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PWR9, Class A4A 4.87% due 09/11/42(1)	80,000	77,876
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T22, Class A4 5.47% due 04/12/38(1)(2)	25,000	24,996
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(1)	30,000	29,696
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	100,000	98,455
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	80,000	79,858
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	100,000	101,194
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(1)	40,000	39,298
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(1)(2)	75,000	74,746
CS First Boston Mtg. Securities Corp. Series 2003-C3, Class A5 3.94% due 05/15/38(1)	100,000	91,778
Ford Credit Auto Owner Trust, Series 2005-B, Class A4 4.29% due 01/15/10	27,509	27,535
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	110,000	109,349
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 01/10/17(1)	40,000	38,953
GS Mtg. Securities Corp II, Series 2006-GG8, Class A4 5.56% due 11/10/39(1)	100,000	99,039
Household Automotive Trust, Series 2006-3, Class A3 5.28% due 09/19/11	46,685	47,294
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP4, Class A4 4.92% due 10/15/42(1)(2)	80,000	78,104
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A4 5.33% due 12/15/44(1)(2)	70,000	68,668
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)(3)	100,000	97,115
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A4 4.95% due 09/15/40(1)	80,000	78,501
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	80,000	78,733
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(1)(2)	45,000	43,635
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR5, Class 2A1 5.54% due 04/25/36(1)(3)	122,971	113,434
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(3)	44,915	44,265

Total Asset Backed Securities (cost $2,015,970)		1,982,712

CORPORATE BONDS & NOTES — 7.9%
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	50,000	51,242

Airlines — 0.3%
Continental Airlines, Inc., Pass Through Certs., Class A 5.98% due 04/19/22	30,000	26,250
Southwest Airlines Co., Notes 5.75% due 12/15/16	50,000	49,131
Southwest Airlines Co., Pass Through Certs. Series 2007-1 6.15% due 08/01/22	29,480	28,710

		104,091

Applications Software — 0.1%
Intuit, Inc., Senior Notes 5.40% due 03/15/12	50,000	50,905

Auto-Cars/Light Trucks — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	100,000	106,769
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 8.50% due 01/18/31	25,000	28,578

		135,347

Banks-Super Regional — 0.1%
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	50,000	47,164

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 4.65% due 02/15/13	20,000	20,701

Cable TV — 0.2%
AT&T Broadband, Inc. Company Guar. Notes 8.28% due 03/15/13	50,000	55,542
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	20,000	19,144

		74,686

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	50,000	51,526

Diversified Financial Services — 0.3%
General Electric Capital Corp. Notes Series A 5.88% due 02/15/12	100,000	106,048

Electric-Integrated — 0.3%
Consolidated Edison Co. of New York Senior Notes 5.30% due 12/01/16	35,000	35,532
Duke Energy Carolinas LLC 5.25% due 01/15/18	10,000	10,191
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	40,000	38,661
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	50,000	47,367

		131,751

Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 7.63% due 11/30/12	55,000	45,712

Finance-Consumer Loans — 0.3%
Household Finance Corp. Notes 6.38% due 10/15/11	100,000	102,791

Finance-Credit Card — 0.0%
Discover Financial Services Notes 6.45% due 06/12/17*	10,000	8,606

Finance-Investment Banker/Broker — 0.9%
Citigroup, Inc. Senior Notes 6.50% due 01/18/11	100,000	103,700
Lehman Brothers Holdings, Inc. Sub. Notes 6.50% due 07/19/17	50,000	47,482
Morgan Stanley Notes 5.45% due 01/09/17	100,000	93,549
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	95,932

		340,663

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp Notes 5.45% due 02/01/18	100,000	99,916

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	75,000	78,105

Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	50,000	51,112

Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	25,000	22,833

Insurance Broker — 0.0%
Willis Group North America, Inc. Company Guar. Notes 5.63% due 07/15/15	15,000	14,923

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.50% due 03/15/16	50,000	50,218

Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/41	100,000	88,425
MetLife, Inc. Bonds 5.00% due 06/15/15	50,000	49,139

		137,564

Insurance-Mutual — 0.2%
Liberty Mutual Insurance Notes 7.88% due 10/15/26*	75,000	85,137

Insurance-Property/Casualty — 0.4%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	50,000	56,019
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	100,000	110,067

		166,086

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.63% due 10/15/13	50,000	52,198

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	15,995

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 5.40% due 09/15/12	40,000	42,198
Schering Plough Corp. Senior Notes 5.30% due 12/01/13	60,000	61,969

		104,167

Multimedia — 0.5%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	24,263
The Walt Disney Co. Senior Notes 4.70% due 12/01/12	50,000	51,323
Time Warner, Inc. Company Guar. Notes 5.50% due 11/15/11	35,000	34,751
Viacom, Inc. Senior Notes 6.88% due 04/30/36	80,000	77,037

		187,374

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	40,000	40,698

Real Estate Investment Trusts — 0.7%
Brandywine Operating Partnership LP Company Guar. Senior Notes 6.00% due 04/01/16	50,000	42,260
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	50,000	46,694
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	40,000	32,658
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	38,024
Liberty Property LP Senior Notes 5.63% due 10/01/17	10,000	9,497
Realty Income Corp. Senior Notes 6.75% due 08/15/19	40,000	37,932
Simon Property Group LP Notes 6.10% due 05/01/16	80,000	77,231

		284,296

Retail-Building Products — 0.1%
Lowes Companies, Inc. Senior Notes 6.65% due 09/15/37	30,000	30,076

Retail-Drug Store — 0.1%
CVS Corp. Senior Notes 6.13% due 08/15/16	50,000	52,137

Telecom Services — 0.3%
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	100,000	107,806

Telephone-Integrated — 0.2%
AT&T, Inc. Notes 6.45% due 06/15/34	40,000	39,091
AT&T, Inc. Notes 6.80% due 05/15/36	10,000	10,276
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	4,695
BellSouth Corp. Bonds 6.55% due 06/15/34	20,000	19,646

		73,708

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	91,558	96,278
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	75,000	77,704

		173,982

Total Corporate Bonds & Notes (cost $3,111,095)		3,099,564

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	50,000	53,807

Medical-HMO — 0.1%
UnitedHealth Group, Inc. 5.50% due 11/15/12	50,000	50,749

Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	50,000	59,979

Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	85,000	77,223

		137,202

Total Foreign Corporate Bonds & Notes (cost $256,496)		241,758

MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
Illinois State Taxable-Pension 3.85% due 06/01/13	65,000	64,754
Oregon School Boards Assoc. 4.76% due 06/30/28	55,000	50,688

(cost $119,927)		115,442

U.S. GOVERNMENT AGENCIES — 16.5%
Federal Home Loan Mtg. Corp. — 4.8%
4.50% due 09/01/35	127,861	123,310
5.00% due 10/01/35	103,438	102,583
5.00% due 12/01/35	182,658	181,148
5.00% due 06/01/36	353,963	350,851
5.50% due 01/01/36	264,894	267,992
6.00% due 10/01/36	258,077	264,961
6.00% due 12/01/36	235,618	241,902
6.50% due 08/01/25	23,935	25,157
6.50% due 09/01/25	5,584	5,870
6.50% due 10/01/25	41,367	43,478
6.50% due 11/01/25	26,539	27,894
6.50% due 10/01/36	252,863	262,529

		1,897,675

Federal National Mtg. Assoc. — 8.2%
4.50% due 09/01/35	90,346	87,191
5.00% due 03/01/19	475,461	481,626
5.00% due 04/01/19	87,055	88,184
5.00% due 07/01/33	38,686	38,397
5.00% due 03/01/34	87,789	87,133
5.00% due 09/01/34	55,548	55,100
5.00% due 08/01/35	184,901	183,276
5.00% due April TBA	275,000	272,164
5.50% due 11/01/33	343,438	347,817
5.50% due 05/01/37	315,952	319,241
6.00% due 10/01/37	369,505	378,857
6.00% due 12/01/37	847,938	869,399
6.50% due 08/01/28	20,448	21,384

		3,229,769

Government National Mtg. Assoc. — 3.4%
5.00% due 11/15/34	206,834	207,148
5.00% due 11/15/35	338,385	338,846
5.50% due 04/15/34	175,110	178,935
5.50% due 01/15/36	0	0
6.00% due 10/15/32	57,260	59,333
6.50% due 08/15/23	2,576	2,690
6.50% due 09/15/23	17,232	18,000
6.50% due 10/15/23	1,517	1,585
6.50% due 11/15/23	118,037	123,291
6.50% due 12/15/23	132,636	138,540
6.50% due 09/15/28	12,295	12,874
6.50% due 11/15/28	22,748	23,795
6.50% due 10/15/31	4,241	4,432
6.50% due 02/15/35	116,558	121,454
7.00% due 01/15/33	16,511	17,633
7.00% due 10/15/34	101,016	107,876

		1,356,432

Sovereign Agency — 0.1%
Financing Corp., FICO STRIP Series 12 zero coupon due 12/06/13	25,000	21,070
Financing Corp., FICO STRIP Series 13 zero coupon due 12/27/13	25,000	20,997

		42,067

Total U.S. Government Agencies (cost $6,381,577)		6,525,943

U.S. GOVERNMENT TREASURIES — 3.9%
United States Treasury Bonds — 1.0%
4.50% due 02/15/36	100,000	103,305
5.25% due 02/15/29	250,000	281,777

		385,082

United States Treasury Notes — 2.9%
3.75% due 05/15/08	600,000	601,734
3.88% due 07/15/10	325,000	341,809
4.63% due 02/15/17	175,000	192,213

		1,135,756

Total U.S. Government Treasuries (cost $1,422,324)		1,520,838

Total Long-Term Investment Securities (cost $37,548,372)		37,607,112

REPURCHASE AGREEMENT — 4.9%
BNP Paribas Joint Repurchase Agreement(4) (cost $1,915,000)	1,915,000	1,915,000

TOTAL INVESTMENTS (cost $39,463,372) (5)	100.2%	39,522,112
Liabilities in excess of other assets	(0.2)	(62,376)

NET ASSETS	100.0%	$39,459,736

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $144,985 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Collateralized Mortgage Obligation

(2)	Variable Rate Security — the rate reflected is as of March 31, 2008, maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(4)	See Note 2 for details of Joint Repurchase Agreements.

(5)	See Note 3 for cost of investments on a tax basis.

ADR —	American Depository Receipt

TBA —	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	March 31, 2008	(Depreciation)
18 Short	E-Mini S&P 500 Index	June 2008	$1,167,108	$1,191,600	$(24,492)
1 Short	U.S. Treasury 2 Year Note	June 2008	214,548	214,660	(112)
2 Short	CBT 5 Year Note	June 2008	226,967	228,460	(1,493)

					$(26,097)

See Notes to Portfolio of Investments.

ANNUAL SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — March 31, 2008 — (unaudited)

	Shares/	Market
	Principal	Value
Security Description	Amount(3)	(Note 1)

COMMON STOCK — 68.9%
Advertising Sales — 0.2%
Focus Media Holding, Ltd. ADR†	2,500	$87,875

Aerospace/Defense — 0.4%
Lockheed Martin Corp.	800	79,440
Rockwell Collins, Inc.	1,200	68,580

		148,020

Agricultural Chemicals — 1.0%
Monsanto Co.	1,100	122,650
Uralkali GDR†*	5,390	220,990

		343,640

Airlines — 0.4%
Ryanair Holdings PLC ADR†	4,500	127,260

Applications Software — 0.2%
Microsoft Corp.	2,100	59,598

Auto-Cars/Light Trucks — 1.6%
DaimlerChrysler AG(1)	2,350	200,757
Ford Motor Co.†	62,800	359,216

		559,973

Banks-Commercial — 4.7%
Banco Santander Central Hispano SA	15,832	315,434
Bank of China, Ltd.(1)	302,000	129,082
BNP Paribas SA	377	38,098
China Merchants Bank Co., Ltd.(1)	46,500	161,084
Deutsche Postbank AG(1)	2,034	194,346
Julius Baer Holding AG(1)	5,675	418,839
Standard Chartered PLC(1)	8,507	290,644
UniCredito Italiano SpA(1)	16,312	109,045

		1,656,572

Banks-Super Regional — 0.4%
National City Corp.	13,400	133,330

Beverages-Non-alcoholic — 0.4%
Hansen Natural Corp.†	1,600	56,480
PepsiCo, Inc.	1,300	93,860

		150,340

Brewery — 0.9%
SABMiller PLC(1)	15,224	333,502

Building & Construction-Misc. — 0.7%
Bouygues SA(1)	1,403	89,115
China Communications Construction Co., Ltd.(1)	65,000	143,940

		233,055

Building-Heavy Construction — 0.4%
Aker Kvaerner ASA(1)	5,500	125,848

Cellular Telecom — 0.7%
MTN Group, Ltd.(1)	2,645	40,138
Vodafone Group PLC(1)	70,091	209,877

		250,015

Chemicals-Diversified — 0.3%
FMC Corp.	2,000	110,980

Coal — 0.4%
CONSOL Energy, Inc.	2,000	138,380

Commercial Services — 0.2%
Iron Mountain, Inc.†	2,700	71,388

Commercial Services-Finance — 0.5%
Visa, Inc., Class A†	2,700	168,372

Computers — 0.7%
Apple, Inc.†	1,200	172,200
Research In Motion Ltd.†	800	89,784

		261,984

Computers-Memory Devices — 0.2%
NetApp, Inc.†	3,100	62,155

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	2,400	60,600

Diversified Manufacturing Operations — 2.1%
Danaher Corp.	3,400	258,502
Honeywell International, Inc.	5,000	282,100
Siemens AG(1)	1,710	185,574

		726,176

Diversified Minerals — 2.1%
Xstrata PLC(1)	10,580	740,885

E-Commerce/Services — 0.4%
Ctrip.com International, Ltd. ADR	2,600	137,852

Electric Products-Misc. — 0.6%
Emerson Electric Co.	3,800	195,548

Electric-Integrated — 2.4%
E.ON AG(1)	1,075	198,917
Exelon Corp.	5,200	422,604
FPL Group, Inc.	3,700	232,138

		853,659

Electronic Components-Misc. — 0.6%
Koninklijke Philips Electronics NV(1)	5,299	202,878

Electronic Components-Semiconductors — 0.2%
MEMC Electronic Materials, Inc.†	1,100	77,990

Electronic Measurement Instruments — 0.5%
FLIR Systems, Inc.†	6,200	186,558

Energy-Alternate Sources — 0.7%
Iberdrola Renovables†(1)	11,012	76,651
Sunpower Corp., Class A†	800	59,608
Suntech Power Holdings Co., Ltd. ADR†	2,430	98,561

		234,820

Engineering/R&D Services — 1.0%
ABB, Ltd.(1)	8,238	221,841
ABB, Ltd. ADR	4,300	115,756

		337,597

Enterprise Software/Service — 0.5%
Autonomy Corp PLC†(1)	4,743	86,444
Concur Technologies, Inc.†	2,500	77,625

		164,069

Entertainment Software — 0.2%
THQ, Inc.†	3,400	74,120

Finance-Investment Banker/Broker — 0.9%
Lehman Brothers Holdings, Inc.	4,300	161,852
The Goldman Sachs Group, Inc.	1,000	165,390

		327,242

Finance-Other Services — 1.2%
Bolsa de Mercadorias E Futuros	10,800	98,478
Deutsche Boerse AG(1)	1,493	240,759
MF Global, Ltd.†	6,400	63,424

		402,661

Food-Misc. — 2.1%
Nestle SA(1)	1,482	740,870

Footwear & Related Apparel — 0.1%
CROCS, Inc.†	2,900	50,663

Health Care Cost Containment — 1.0%
McKesson Corp.	6,800	356,116

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	4,600	105,202

Hotel/Motel — 0.7%
Shangri-La Asia, Ltd.(1)	85,333	231,521

Import/Export — 1.1%
Mitsui & Co., Ltd.(1)	19,000	393,358

Insurance-Life/Health — 0.3%
AFLAC, Inc.	1,500	97,425

Insurance-Multi-line — 1.2%
Allianz SE(1)	1,176	233,178
Assurant, Inc.	900	54,774
AXA SA(1)	3,415	123,589

		411,541

Internet Security — 0.7%
McAfee, Inc.†	5,500	181,995
VeriSign, Inc.†	2,000	66,480

		248,475

Investment Management/Advisor Services — 1.3%
Affiliated Managers Group, Inc.†	1,300	117,962
Invesco, Ltd.	13,231	321,999

		439,961

Machine Tools & Related Products — 0.6%
Sandvik AB(1)	12,600	219,353

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	1,900	148,751

Machinery-General Industrial — 0.2%
Shanghai Electric Group Co., Ltd.(1)	144,000	86,672

Machinery-Pumps — 0.5%
Flowserve Corp.	1,600	167,008

Medical Instruments — 0.3%
St. Jude Medical, Inc.†	2,200	95,018

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	600	44,208

Medical Products — 0.9%
Becton Dickinson & Co.	3,500	300,475

Medical-Biomedical/Gene — 0.3%
Charles River Laboratories International, Inc.†	1,800	106,092

Medical-Drugs — 2.6%
Abbott Laboratories	1,500	82,725
Auxilium Pharmaceuticals, Inc.†	1,600	42,784
Cephalon, Inc.†	1,300	83,720
Eli Lilly & Co.	4,200	216,678
Schering-Plough Corp.	17,500	252,175
Shionogi & Co., Ltd.(1)	3,000	51,308
Wyeth	4,800	200,448

		929,838

Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	4,600	212,474

Medical-HMO — 0.1%
WellPoint, Inc.†	800	35,304

Metal Processors & Fabrication — 0.3%
Norsk Hydro ASA(1)	8,400	122,944

Metal-Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	2,800	269,416

Mining — 0.2%
Yamana Gold, Inc.	4,400	64,328

Motion Pictures & Services — 0.2%
Dreamworks Animation SKG, Inc., Class A†	2,500	64,450

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,800	81,872

Office Automation & Equipment — 0.7%
Canon, Inc.(1)	5,500	254,872

Oil & Gas Drilling — 0.5%
Transocean, Inc.†	1,429	193,201

Oil Companies-Exploration & Production — 3.5%
Canadian Natural Resources, Ltd.	6,500	444,985
Chesapeake Energy Corp.	1,500	69,225
EnCana Corp.	2,600	198,081
EOG Resources, Inc.	1,500	180,000
OAO Gazprom ADR	1,800	91,800
OAO Gazprom ADR (London)(1)	4,800	244,991

		1,229,082

Oil Companies-Integrated — 1.9%
Hess Corp.	1,800	158,724
OMV AG(1)	4,282	282,942
PetroChina Co., Ltd. ADR	900	112,779
Petroleo Brasileiro SA ADR	1,100	112,321

		666,766

Oil Field Machinery & Equipment — 0.2%
National-Oilwell Varco, Inc.†	1,400	81,732

Oil-Field Services — 0.6%
Halliburton Co.	5,783	227,445

Optical Supplies — 0.7%
Essilor International SA(1)	3,942	257,821

Patient Monitoring Equipment — 0.2%
Mindray Medical International, Ltd., Class A ADR	2,000	57,880

Platinum — 0.7%
Anglo American Platinum Corp., Ltd.(1)	681	99,972
Impala Platinum Holdings, Ltd.(1)	3,764	144,744

		244,716

Private Corrections — 0.5%
Corrections Corp. of America†	6,200	170,624

Real Estate Management/Services — 0.3%
Mitsubishi Estate Co., Ltd.(1)	5,000	121,765

Research & Development — 0.3%
Pharmaceutical Product Development, Inc.	2,200	92,180

Retail-Apparel/Shoe — 0.2%
Under Armour, Inc., Class A†	1,900	69,540

Retail-Discount — 0.2%
Costco Wholesale Corp.	1,200	77,964

Retail-Jewelry — 0.3%
Bulgari SpA(1)	9,040	104,810

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.†	4,200	112,476

Savings & Loans/Thrifts — 0.1%
Washington Mutual, Inc.	3,000	30,900

Semiconductor Equipment — 1.1%
ASML Holding NV†(1)	9,338	229,634
Lam Research Corp.†	3,700	141,414

		371,048

Soap & Cleaning Preparation — 1.2%
Church & Dwight Co., Inc.	2,100	113,904
Reckitt Benckiser Group PLC(1)	5,638	312,260

		426,164

Steel Pipe & Tube — 0.1%
TMK OAO GDR*	1,200	39,000

Steel-Producers — 1.3%
ArcelorMittal(1)	2,553	209,091
Evraz Group SA GDR	1,050	90,615
MMX Mineracao E Metalicos SA†	100	53,856
United States Steel Corp.	700	88,809

		442,371

Telecom Services — 1.1%
Orascom Telecom Holding SAE GDR(1)	3,000	204,144
Telenor ASA†(1)	10,300	197,952

		402,096

Telephone-Integrated — 0.8%
France Telecom SA(1)	8,124	273,149

Therapeutics — 0.6%
Amylin Pharmaceuticals, Inc.†	1,800	52,578
Gilead Sciences, Inc.†	2,800	144,284

		196,862

Tobacco — 2.3%
Altria Group, Inc.	4,200	93,240
Japan Tobacco, Inc.(1)	99	496,378
Philip Morris International, Inc.†	4,200	212,436

		802,054

Toys — 0.3%
Nintendo Co., Ltd.(1)	200	103,607

Transport-Rail — 0.2%
All America Latina Logistica	6,500	65,567

Water — 0.5%
Veolia Environnement(1)	2,383	166,110

Web Hosting/Design — 0.3%
Equinix, Inc.†	1,400	93,086

Wireless Equipment — 2.5%
Nokia Oyj(1)	13,085	416,280
QUALCOMM, Inc.	11,000	451,000

		867,280

X-Ray Equipment — 0.4%
Hologic, Inc.†	2,300	127,880

Total Common Stock (cost $24,149,556)		24,138,325

PREFERRED STOCK — 0.0%
Steel-Producer — 0.0%
Weirton Steel Corp., Series C†(2)(8) (cost $0)	1,125	0
ASSET BACKED SECURITIES — 0.6%

Diversified Financial Services — 0.6%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(4)	25,000	24,587
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(4)	25,000	25,017
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(4)	60,000	59,827
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP4, Class A4 4.92% due 10/15/42(4)	60,000	58,578
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	60,000	59,050

Total Asset Backed Securities (cost $223,479)		227,059

CORPORATE BONDS & NOTES — 1.1%
Banks-Commercial — 0.4%
BNP Paribas 3.13% due 08/07/08	150,000	149,878

Cable TV — 0.3%
Comcast Cable Communications, Inc. Senior Notes 6.88% due 06/15/09	95,000	98,098

Food-Misc. — 0.1%
Kellogg Co. Senior Notes 4.25% due 03/06/13	50,000	49,845

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 5.40% due 09/15/12		50,000	52,747

Oil Companies-Exploration & Production — 0.0%
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(2)(8)		130,000	0

Oil Companies-Integrated — 0.2%
ConocoPhillips Australia Funding Co. Guaranteed Notes 4.64% due 04/09/09(4)		53,000	52,856

Total Corporate Bonds & Notes (cost $467,241)			403,424

FOREIGN CORPORATE BONDS & NOTES — 0.4%
Banks-Special Purpose — 0.3%
Kreditanstalt fuer Wiederaufbau 7.50% due 08/26/11	AUD	115,000	106,187

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(8)		50,000	0

Oil Companies-Integrated — 0.1%
Petrobras International Finance Co. Company Guar. Notes 5.88% due 03/01/18		40,000	38,502

Total Foreign Corporate Bonds & Notes (cost $146,225)			144,689

FOREIGN GOVERNMENT AGENCIES — 23.3%
Sovereign — 23.3%
Federal Republic of Germany Bonds 3.50% due 01/04/16	EUR	40,000	61,680
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	285,000	444,409
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	215,000	309,951
Federal Republic of Germany Bonds 5.38% due 01/04/10	EUR	70,000	113,770
Government of Australia Bonds 5.75% due 06/15/11	AUD	515,000	465,404
Government of Australia Bonds 6.00% due 02/15/17	AUD	455,000	414,378
Government of Canada Bonds 4.25% due 09/01/09	CAD	275,000	273,880
Government of Canada Bonds 5.75% due 06/01/29	CAD	45,000	55,187
Government of Canada Bonds 5.75% due 06/01/33	CAD	90,000	112,898
Government of Canada Bonds 6.00% due 06/01/11	CAD	235,000	251,269
Government of Japan Bonds 1.40% due 09/20/11	JPY	10,900,000	112,031
Government of Japan Bonds 2.10% due 12/20/27	JPY	5,700,000	57,343
Government of Poland Bonds 5.00% due 10/24/13	PLN	955,000	407,269
Government of Poland Bonds 6.00% due 11/24/09	PLN	1,325,000	592,342
Government of Poland Bonds 6.25% due 10/24/15	PLN	250,000	113,586
Government of Singapore Bonds 3.63% due 07/01/14	SGD	1,100,000	879,345
Government of the Netherlands Bonds 4.50% due 07/15/17	EUR	60,000	97,938
Kingdom of Denmark Bonds 4.00% due 11/15/10	DKK	2,130,000	452,673
Kingdom of Denmark Bonds 4.00% due 11/15/15	DKK	1,830,000	386,424
Kingdom of Denmark Bonds 6.00% due 11/15/09	DKK	335,000	73,179
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	330,000	90,208
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	1,965,000	387,431
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,340,000	503,932
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	2,375,000	414,656
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	515,000	94,639
Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	3,730,000	652,798
Republic of Austria Notes 4.30% due 07/15/14	EUR	126,000	203,903
Republic of France Bonds 4.75% due 10/25/12	EUR	65,000	106,656

Trinidad & Tobago Government International Bond Notes 9.88% due 10/01/09		45,000	49,068

Total Foreign Government Agencies (cost $6,838,065)			8,178,247

FOREIGN GOVERNMENT TREASURIES — 2.1%
Sovereign — 2.1%
United Kingdom Gilt Treasury Bonds 4.75% due 09/07/15	GBP	15,000	30,957
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	115,858
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/12	GBP	80,000	165,158
United Kingdom Gilt Treasury Bonds 6.25% due 11/25/10	GBP	70,000	147,293
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	130,000	252,096

Total Foreign Government Treasuries (cost $736,936)			711,362

U.S. GOVERNMENT AGENCIES — 1.8%
Federal National Mtg. Assoc. — 1.8%
4.79% due 11/01/12		25,000	25,613
5.00% due April TBA		600,000	593,813
7.57% due 04/01/10		3,504	3,698

Total U.S. Government Agencies (cost $506,161)			623,124

U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.0%
4.50% due 02/15/36		5,000	5,165

United States Treasury Notes — 1.4%
4.00% due 02/15/14		205,000	221,064
4.38% due 08/15/12		50,000	54,375
4.63% due 11/15/16		105,000	115,845
5.13% due 06/30/11		80,000	88,081

			479,365

Total U.S. Government Treasuries (cost $457,717)			484,530

Total Long-Term Investment Securities (cost $33,525,380)			34,910,760

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Foreign Government Treasuries — 0.9%
Kingdom of Belgium Treasury Bill 3.82% due 04/17/08 (cost $305,413)	EUR	200,000	315,238

REPURCHASE AGREEMENT — 1.7%
BNP Paribas Joint Repurchase Agreement (6) (cost $590,000)		590,000	590,000

TOTAL INVESTMENTS (cost $33,830,793) (7)		102.2%	35,815,998
Liabilities in excess of other assets		(2.2)	(773,025)

NET ASSETS		100.0%	$35,042,973

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $259,990 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at March 31, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)	Illiquid security

(3)	Denominated in United States Dollars unless otherwise indicated.

(4)	Commercial Mortgage Backed Security

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.

(6)	See Note 2 for details of Joint Repurchase Agreement.

(7)	See Note 6 for cost of investments on a tax basis.

(8)	Fair valued security; see Note 2

ADR —	American Depository Receipt

GDR —	Global Depository Receipt

TBA —	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Foreign Bond Forward Contracts

					Gross
	Principal	Delivery	Value at	Value as of	Unrealized
Description	Amount	Date	Trade Date	March 31, 2008	Appreciation

Japanese Government Bond, Series 63 1.20% due 03/20/12	JPY 27,000,000	04/08/2008	$255,819	$276,187	$20,368
Japanese Government Bond, Series 213 1.40% due 06/22/09	JPY 41,400,000	05/13/2008	392,696	419,571	26,875
Japanese Government Bond, Series 259 1.50% due 03/20/14	JPY 145,900,000	05/13/2008	1,404,291	1,501,929	97,638
Japanese Government Bond, Series 99 2.10% due 12/20/27	JPY 4,300,000	05/13/2008	40,325	43,395	3,070
Japanese Government Bond, Series 286 1.80% due 06/20/17	JPY 6,200,000	05/13/2008	60,093	65,669	5,576

					$153,527

					Gross
	Principal	Delivery	Value at	Value as of	Unrealized
Description	Amount	Date	Trade Date	March 31, 2008	Depreciation

Japanese Government Bond, Series 99 2.10% due 12/20/27	JPY 3,150,000	05/13/2008	$32,134	$31,499	$(635)
Japanese Government Bond, Series 259 1.50% due 03/20/14	(JPY 12,700,000)	05/13/2008	(122,232)	(130,731)	(8,499)
Japanese Government Bond, Series 259 1.50% due 03/20/14	(JPY 114,800,000)	05/13/2008	(1,104,281)	(1,181,062)	(76,781)
Japanese Government Bond, Series 259 1.50% due 03/20/14	(JPY 9,450,000)	05/13/2008	(95,514)	(98,311)	(2,797)

					$(88,712)

Net Unrealized Appreciation (Depreciation)					$64,815

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	March 31, 2008	(Depreciation)

3 Long	U.S. Treasury Bonds	June 2008	$358,462	$356,391	$(2,071)
2 Short	U.S. Treasury 10 Year Note	June 2008	235,154	237,906	(2,752)
6 Short	U.S. Treasury 5 Year Note	June 2008	681,788	685,406	(3,618)
3 Long	U.S. Treasury 2 Year Note	June 2008	641,867	643,969	2,102
2 Short	90 Day Euro Dollar	June 2008	487,969	488,650	(681)
9 Short	CME E-Mini S&P 500 Index	June 2008	575,838	595,800	(19,962)
2 Short	Financial Times Stock Exch. 100 Index	June 2008	218,947	226,913	(7,966)
1 Long	LIFFE Long Gilt	June 2008	220,386	221,209	823
1 Short	S&P/Toronto Stock Exchange 60	June 2008	146,109	153,170	(7,061)
2 Short	Tokyo Price Index	June 2008	243,629	244,236	(606)
1 Long	Euro-Bobl	June 2008	177,212	174,910	(2,301)
3 Long	Euro-Shatz	June 2008	496,792	496,780	(12)
5 Short	Dow Jones Euro Stoxx 50	June 2008	270,944	281,179	(10,235)

					$(54,340)

Open Forward Foreign Currency Contracts

						Gross
	Contract		In		Delivery	Unrealized
	to Deliver		Exchange For		Date	Appreciation
*	AUD	1,854,000	USD	1,695,834	06/18/2008	$19,516
*	BRL	878,000	USD	509,119	06/18/2008	16,823
*	CAD	2,114,000	USD	2,122,967	06/18/2008	66,667
*	GBP	1,205,000	USD	2,413,097	06/18/2008	36,402
*	ILS	475,000	USD	138,595	06/18/2008	4,315
*	KRW	348,611,000	USD	357,992	06/18/2008	5,657
*	NZD	110,000	USD	86,617	06/18/2008	1,295
	TWD	5,135,000	USD	171,912	04/23/2008	2,755
*	TWD	15,925,000	USD	543,145	12/17/2008	15,212
*	USD	1,217,577	CHF	1,238,000	06/18/2008	29,004
*	USD	830,642	CNY	5,960,000	06/18/2008	40,741
*	USD	54,085	COP	100,900,000	04/23/2008	741
*	USD	384,790	EGP	2,150,000	06/03/2008	9,566
*	USD	1,379,874	EUR	893,000	06/18/2008	24,929
*	USD	132,975	ILS	475,000	06/18/2008	1,304
*	USD	481,822	INR	19,380,000	04/23/2008	112
*	USD	3,539,751	JPY	355,181,000	06/18/2008	39,356
*	USD	177,166	NOK	921,000	06/18/2008	2,415
*	USD	351,109	PLN	805,000	06/18/2008	8,148
*	USD	562,579	SEK	3,430,000	06/18/2008	12,149
*	USD	238,352	SGD	329,000	06/18/2008	1,417
*	USD	955,456	TWD	28,910,000	12/17/2008	2,944

						$341,468

						Gross
	Contract		In		Delivery	Unrealized
	to Deliver		Exchange For		Date	Depreciation
*	CHF	2,913,000	USD	2,842,641	06/18/2008	$(90,548)
*	CNY	8,355,000	USD	1,178,637	06/18/2008	(42,908)
*	COP	100,900,000	USD	52,552	04/23/2008	(2,274)
	DKK	4,785,000	USD	970,612	06/18/2008	(38,633)
*	EGP	1,710,000	USD	307,662	06/03/2008	(5,989)
*	EUR	2,551,000	USD	3,916,163	06/18/2008	(96,887)
	GBP	65,000	USD	128,687	04/23/2008	(101)
*	IDR	398,000,000	USD	42,981	04/23/2008	(176)
*	INR	5,230,000	USD	129,000	04/23/2008	(1,057)
*	JPY	227,526,000	USD	2,259,440	06/18/2008	(33,306)
*	MYR	415,000	USD	129,850	06/18/2008	(522)
*	NOK	6,965,000	USD	1,334,548	06/18/2008	(23,519)
*	PLN	3,338,000	USD	1,449,957	06/18/2008	(39,733)
	RON	316,000	USD	131,454	06/18/2008	(3,517)
	RUB	8,210,000	USD	339,677	06/18/2008	(7,367)
*	SEK	10,549,000	USD	1,731,925	06/18/2008	(35,657)
*	SGD	1,535,000	USD	1,113,360	06/18/2008	(5,323)
*	USD	1,656,393	AUD	1,804,000	06/18/2008	(25,284)
*	USD	1,040,252	BRL	1,786,000	06/18/2008	(38,837)
*	USD	777,061	CAD	771,000	06/18/2008	(27,104)
*	USD	1,178,344	GBP	590,000	06/18/2008	(14,651)
*	USD	179,978	IDR	1,654,000,000	04/23/2008	(629)
*	USD	553,006	KRW	532,161,000	06/18/2008	(15,160)
*	USD	1,184,646	MYR	3,740,000	06/18/2008	(9,727)
*	USD	87,000	NZD	110,000	06/18/2008	(1,679)

						$(560,588)

		Net Unrealized Appreciation (Depreciation)				$(219,120)

*	Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD — Australian Dollar	GBP — British Pound Sterling	PLN — Polish Zloty
BRL — Brazilian Real	IDR — Indonesian Rupiah	RON — New Romanian Leu
CAD — Canadian Dollar	ILS — Israeli Shekel	RUB — Russian Ruble
CHF — Swiss Franc	INR — Indian Rupee	SEK — Swedish Krona
CNY — Yuan (Chinese) Renminbi	JPY — Japanese Yen	SGD — Singapore Dollar
COP — Colombian Peso	KRW — South Korean Won	TWD — Taiwan Dollar
DKK — Danish Krone	MYR — Malaysian Ringgit	USD — United States Dollar
EGP — Egyptian Pound	NOK — Norwegian Krone
EUR — Euro	NZD — New Zealand Dollar
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2008 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
      Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market Portfolios’ net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolios’ market-based net asset value per share deviates from the Portfolios’ amortized cost per share. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)
Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Portfolios’ net assets as of March 31, 2008:

				Government and
	Money Market Portfolio			Quality Bond Portfolio		Asset Allocation Fund
			Other		Other			Other
	Investments		Financial	Investments	Financial	Investments		Financial
Valuation Inputs	in Securities		Instruments*	in Securities	Instruments*	in Securities		Instruments*
Level 1 - Quoted Prices	$—		$—	$35,837,486	$—	$220,214,182		$—
Level 2 - Other Significant Observable Inputs	$13,990,541		$—	$1,440,109,791	$—	$129,749,980	†	$—
Level 3 - Significant Unobservable Inputs	$—		$—	$—	$—	$3		$—

Total	$13,990,541		$—	$1,475,947,277	$—	$349,964,165		$—

	Growth and Income Portfolio			Growth Portfolio		Capital Appreciation Portfolio
			Other		Other			Other
	Investments		Financial	Investments	Financial	Investments		Financial
Valuation Inputs	in Securities		Instruments*	in Securities	Instruments*	in Securities		Instruments*
Level 1 - Quoted Prices	$13,286,277		$—	$673,215,205	$—	$1,313,241,126		$(528,845)
Level 2 - Other Significant Observable Inputs	$270,000		$—	$9,695,000	$—	$189,297,052	†	$—
Level 3 - Significant Unobservable Inputs	$—		$—	$—	$—	$—		$—

Total	$13,556,277		$—	$682,910,205	$—	$1,502,538,178		$(528,845)

	Natural Resources Portfolio			Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
			Other		Other			Other
	Investments		Financial	Investments	Financial	Investments		Financial
Valuation Inputs	in Securities		Instruments*	in Securities	Instruments*	in Securities		Instruments*
Level 1 - Quoted Prices	$412,100,665		$—	$25,641,693	$(26,097)	$13,464,517		$(273,460)
Level 2 - Other Significant Observable Inputs	$99,391,703	†	$—	$13,880,419	$—	$22,351,481	†	$64,815
Level 3 - Significant Unobservable Inputs	$—		$—	$—	$—	$0		$0

Total	$511,492,368		$—	$39,522,112	$(26,097)	$35,815,998		$(208,645)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Allocation Fund
			Other
	Investments		Financial
	in Securities		Instruments*
Balance as of 12/31/2007	$3		$—
Accrued discounts/premiums	$—		$—
Realized gain(loss)	$—		$—
Change in unrealized appreciation(depreciation)	$—		$—
Net purchases(sales)	$—		$—
Transfers in and/or out of Level 3	$—		$—

Balance as of 3/31/2008	$3		$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

†	Includes certain securities trading primarily outside the U.S. that were fair valued using fair value pricing procedures for foreign equity securities.
Note 2. Repurchase Agreements: As of March 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas:

	Percentage	Principal
Portfolio	Interest	Amount
Government and Quality Bond	64.92%	$246,425,000
Growth and Income	0.07	270,000
Growth	2.55	9,695,000
Capital Appreciation	20.42	77,520,000
Natural Resources	6.55	24,860,000
Multi-Asset	0.50	1,915,000
Strategic Multi-Asset	0.16	590,000
     As of that date, the repurchase agreement in the joint account and the collateral thereof were as follows:
     BNP Paribas, dated March 31, 2008, bearing interest at a rate of 1.35% per annum, with a principal amount of $379,560,000, a repurchase price of $379,574,234, and a maturity date of April 1, 2008. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Inflation Index Bonds	3.50%	01/15/11	$287,311,000	$387,792,276
Note 3. Federal Income Taxes: As of March 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate
	Unrealized	Unrealized	Gain/(Loss)	Cost of
	Gain	Loss	Net	Investments
Money Market	$—	$—	$—	$13,990,541
Government and Quality Bond	28,531,214	(6,939,136)	21,592,078	1,454,355,199
Asset Allocation	21,439,851	(17,750,314)	3,689,537	346,262,130
Growth and Income	777,222	(843,370)	(66,148)	13,622,425
Growth	34,431,180	(62,162,848)	(27,731,668)	700,946,873
Capital Appreciation	167,206,040	(82,017,264)	85,188,776	1,417,349,402
Natural Resources	243,216,351	(8,580,411)	234,635,940	276,856,428
Multi-Asset	1,641,832	(1,710,999)	(69,167)	39,591,279
Strategic Multi-Asset	2,917,138	(1,612,215)	1,304,923	34,511,075

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual Reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy

John T. Genoy
President

Date:	May 30, 2008

By:	/s/ Donna M. Handel

Donna M. Handel
Treasurer

Date:	May 30, 2008